As filed with the Securities and Exchange Commission on September 3, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019 – June 30, 2019

ITEM 1. REPORT TO SHAREHOLDERS

U.S. Global Investors Funds

Semi-Annual Report

June 30, 2019

(Unaudited)

Beginning on January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting the Fund at (800) 873-8637, or by contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (800) 873-8637, or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all Funds held with U.S. Global Investors Funds.

U.S. Global Investors Funds

Semi-Annual Report

June 30, 2019

(unaudited)

Table of Contents

Letter to Shareholders	1
Portfolios of Investments	2
Notes to Portfolios of Investments	44
Statements of Assets and Liabilities	60
Statements of Operations	64
Statements of Changes in Net Assets	68
Notes to Financial Statements	74
Financial Highlights	89
Additional Information	98
Expense Example	99
Privacy Policy	102

Nasdaq Symbols

U.S. Global Investors Funds

Investor Class
U.S. Government Securities Ultra-Short Bond Fund	UGSDX
Near-Term Tax Free Fund	NEARX
All American Equity Fund	GBTFX
Holmes Macro Trends Fund	MEGAX
Global Resources Fund	PSPFX
World Precious Minerals Fund	UNWPX
Gold and Precious Metals Fund	USERX
Emerging Europe Fund	EUROX
China Region Fund	USCOX

Apex Fund Services 3 Canal Plaza, Suite 600 Portland, ME 04101

U.S. Global Investors Funds	(unaudited)

Dear Fellow Shareholder,

Did you know? The best way to receive timely updates on the events that impact your investments is to subscribe to our FREE newsletter, the Investor Alert. There’s no need to wait for dated publications like the Semi-Annual Report!

With a balanced analysis of the markets over the past week, the Investor Alert is written for you by the U.S. Global investments team, featuring a special commentary by me. You can sign up for the Investor Alert—awarded Best Electronic Newsletter by the Investment Management Education Alliance (IMEA)—by visiting usfunds. com/subscribe.

While you’re on the website, be sure to take advantage of additional resources, prepared especially for our fund shareholders:

●	My CEO blog, Frank Talk, where I comment on current market topics

●	Frank Talk Live, my regular video roundup of gold, oil, bitcoin, emerging markets and other asset classes

●	Quarterly fund commentaries, straight from the portfolio managers themselves

●	Up-to-date fund performance, including quarterly performance charts

We hope you enjoy having these timely resources at your fingertips.

Thank you for investing in U.S. Global Investors Funds!

Sincerely,

Frank E. Holmes

CEO and Chief Investment Officer

U.S. Global Investors, Inc.

Please consider carefully a fund’s investment objectives, risks, charges and expenses. For this and other important information, obtain a fund prospectus by visiting www.usfunds.com or by calling 1-800-US-FUNDS (1-800-873-8637). Read it carefully before investing. Foreside Fund Services, LLC, Distributor. U.S. Global Investors is the investment adviser.

All opinions expressed and data provided are subject to change without notice. Some of these opinions may not be appropriate to every investor.

U.S. Government Securities Ultra-Short Bond Fund
Portfolio of Investments (unaudited)	June 30, 2019

United States Government and Agency Obligations 77.22%	Coupon Rate %	Maturity Date	Principal Amount	Value
Federal Farm Credit Bank 32.13%
Fixed Rates:
	1.38	10/19/20	$500,000	$496,483
	1.42	01/12/21	541,000	537,587
Floating Rates:
(Federal Reserve Bank Effective Rate + 0.12%)	2.50	02/18/20	3,000,000	3,000,736
(Federal Reserve Bank Prime Loan + (2.98)%)	2.52	02/20/20	2,500,000	2,500,241
(Federal Reserve Bank Prime Loan + (2.96)%)	2.54	07/09/20	5,000,000	5,004,448
(USD 1 Month LIBOR + 0.05%)	2.43	02/21/20	3,000,000	3,001,116
				14,540,611
Federal Home Loan Bank 7.72%
Fixed Rates:
	1.40	08/25/20	500,000	496,122
	1.40	01/19/21	500,000	495,330
	2.70	03/26/21	2,500,000	2,502,212
				3,493,664
U.S. Treasury Bill 37.37% ◊
Yield to Maturity:
	2.21	07/09/19	3,000,000	2,998,683
	2.47	09/05/19	4,500,000	4,482,817
	2.21	09/12/19	5,000,000	4,979,111
	2.05	09/19/19	1,500,000	1,493,105
	1.96	12/19/19	1,500,000	1,485,463
	1.84	06/18/20	1,500,000	1,472,716
				16,911,895
Investments, at value 77.22%				34,946,170
(cost $34,936,560)
Other assets and liabilities, net 22.78%				10,307,735
Net Assets 100.00%				$45,253,905

Portfolio Allocation by Issuer
Based on Total Investments
U.S. Treasury Bill		48.4%
Federal Farm Credit Bank		41.6%
Federal Home Loan Bank		10.0%
Total		100.0%

Portfolio Allocation by Maturity
Less than 1 Month	$2,998,683	8.6%
1-3 Months	10,955,033	31.3%
3-12 Months	11,460,272	32.9%
1-3 Years	9,532,182	27.2%
	$34,946,170	100.0%

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)	June 30, 2019

Municipal Bonds 99.36%	Coupon Rate %	Maturity Date	Principal Amount	Value

Alabama 1.89%
City of Bessemer Electric Revenue, Alabama, Refunding, RB AGM	3.10	12/01/21	$100,000	$101,929
Tuscaloosa County Board of Education, Alabama, Special Tax Bond	5.00	02/01/32	635,000	759,765
				861,694
Arizona 0.48%
City of Tempe, Arizona, GO Unlimited, Series A	2.00	07/01/19	220,000	220,000

Arkansas 1.13%
City of Hot Springs Wastewater Revenue, Arkansas, RB	4.00	12/01/19	510,000	515,212

California 1.25%
Lemon Grove School District, California, Refunding, GO Unlimited	4.00	08/01/33	220,000	249,792
Newman-Crows Landing Unified School District, California, Refunding, GO Unlimited AGM	4.00	08/01/19	115,000	115,263
Riverside County Redevelopment Successor Agency, California, Refunding, Tax Allocation Bond	5.00	10/01/19	200,000	201,836
State of California, California, GO Unlimited	5.00	12/01/19	5,000	5,015
				571,906
Colorado 2.66%
City & County of Denver Airport System Revenue, Colorado, RB, Series B	5.00	11/15/27	300,000	334,803
City of Glendale, Colorado, Refunding, COP AGM	5.00	12/01/25	750,000	879,900
				1,214,703
Connecticut 0.52%
State of Connecticut, Connecticut, Refunding, GO Unlimited	5.00	05/15/27	200,000	239,660

Florida 8.56%
City of Jacksonville, Florida, Refunding, RB, Series C	5.00	10/01/20	270,000	281,866
City of Leesburg, Florida, Refunding, RB	5.00	10/01/21	405,000	435,654
City of Margate Water & Sewer Revenue, Florida, Refunding, RB AGM	4.00	10/01/19	250,000	251,593
City of Miramar, Florida, Refunding, RB	5.00	10/01/22	305,000	339,374
County of St. Johns, Florida, Refunding, RB AGM	5.00	10/01/20	310,000	324,217

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)	June 30, 2019

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value

Florida (cont’d)
Escambia County Health Facilities Authority, Baptist Hospital, Inc. Project, Florida, RB, Series A	5.00	08/15/19	$290,000	$291,218
Florida Department of Management Services, Florida, Refunding, COP, Series A	5.00	08/01/19	500,000	501,480
Orlando Utilities Commission, Florida, RB ‡	1.90	10/01/33	870,000	870,000
State of Florida, Florida, Refunding, GO Unlimited	5.00	06/01/28	500,000	616,030
				3,911,432
Idaho 0.53%
Idaho Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust Fund, Idaho, RB, Series A	5.00	07/15/21	225,000	240,921

Illinois 6.46%
Chicago Board of Education, Illinois, GO Unlimited, Series A NATL	5.25	12/01/19	300,000	304,005
Clinton Bond Fayette Etc Counties Community College District No. 501 Kaskaskia, Illinois, Refunding, GO Unlimited	5.75	12/01/19	500,000	508,705
County of Du Page, Jail Project, Illinois, Refunding, GO Unlimited	5.60	01/01/21	145,000	151,168
Du Page County School District No. 33 West Chicago, Illinois, Refunding, GO Unlimited, Series B	4.00	12/01/21	1,000,000	1,057,560
Illinois State Toll Highway Authority, Illinois, RB	5.00	01/01/32	505,000	595,870
Regional Transportation Authority, Illinois, RB, Series A, AMBAC	7.20	11/01/20	65,000	68,127
Village of Fox Lake, Debt Certificates, Illinois, RB, Series B	3.00	11/01/19	265,000	266,397
				2,951,832
Indiana 0.80%
Merrillville Redevelopment Authority, Indiana, Tax Allocation Bond	5.00	08/15/20	350,000	363,542

Iowa 0.88%
Iowa State Board of Regents, University of Iowa Hospitals and Clinics, Iowa, Refunding, RB, Series A	3.00	09/01/19	400,000	401,132

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)	June 30, 2019

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value

Kentucky 1.19%
Louisville & Jefferson County Metropolitan Sewer District, Kentucky, RB, Series A	5.00	05/15/23	$500,000	$542,530

Louisiana 2.98%
Louisiana Housing Corp., Louisiana, RB FHLMC	2.15	12/01/24	460,000	469,094
State of Louisiana, Louisiana, Prefunding, GO Unlimited, Series A	5.00	08/01/26	800,000	890,120
				1,359,214
Massachusetts 0.73%
Massachusetts Housing Finance Agency, Massachusetts, Refunding, RB	2.15	12/01/21	330,000	332,478

Michigan 2.16%
City of Wyoming, Water Supply System, Michigan, Refunding, RB	4.00	06/01/20	215,000	220,274
Oxford Area Community School District, Michigan, Refunding, GO Unlimited, Series A Q-SBLF	5.00	05/01/22	365,000	401,920
State of Michigan Trunk Line Revenue, Michigan, Refunding, RB	4.50	11/01/26	105,000	106,182
Wayne County Airport Authority, Detroit Metropolitan Airport, Michigan, Refunding, RB, Series C	4.00	12/01/19	255,000	257,820
				986,196
Minnesota 0.64%
City of Minneapolis/St Paul Housing & Redevelopment Authority, Minnesota, RB AGM ‡	1.33	08/15/25	295,000	295,000

Missouri 3.12%
City of Kansas City, Missouri, Refunding, RB, Series B	5.00	08/01/19	650,000	651,891
City of Kansas City Water Revenue, Missouri, RB, Series F AGM	4.00	12/01/22	250,000	271,943
Missouri State Regional Convention & Sports Complex Authority, Missouri, Refunding, RB, Series A	5.00	08/15/19	500,000	502,220
				1,426,054
New Jersey 1.12%
Middlesex County Improvement Authority, New Jersey, RB	5.00	07/01/25	425,000	512,049

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)	June 30, 2019

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value

New York 11.31%
City of New York, New York, GO Unlimited ‡	1.98	08/01/44	$1,000,000	$1,000,000
City of New York, New York, GO Unlimited, Series B	5.00	08/01/19	400,000	401,220
City of New York, New York, GO Unlimited, Series E	5.25	08/01/22	875,000	979,597
City of New York, New York, GO Unlimited, Series I	5.00	08/01/22	1,000,000	1,112,010
Long Island Power Authority, New York, RB, Series B	5.00	09/01/21	465,000	501,921
Metropolitan Transportation Authority, New York, RB	4.00	11/15/34	100,000	112,098
Nassau County Industrial Development Agency, New York Institute of Technology Project, New York, Refunding, RB, Series A	5.00	03/01/21	350,000	358,621
New York City Water & Sewer System, New York, RB ‡	1.80	06/15/38	200,000	200,000
New York State Housing Finance Agency, New York, RB ‡	1.85	05/15/37	500,000	500,000
				5,165,467
North Carolina 2.76%
City of Charlotte, Equipment Acquisition & Public Facilities, North Carolina, COP, Series A	5.00	10/01/21	1,000,000	1,045,970
County of Beaufort, North Carolina, RB	5.00	06/01/21	200,000	213,784
				1,259,754
Ohio 0.32%
City of Cleveland Parking Facility Revenue, Ohio, Refunding, RB AGM	5.25	09/15/22	130,000	145,794

Oregon 0.45%
Oregon State Facilities Authority, Legacy Health Project, Oregon, Refunding, RB, Series A	4.50	05/01/20	200,000	205,032

Pennsylvania 2.22%
Reading School District, Pennsylvania, GO Unlimited, Series A	5.00	04/01/20	400,000	409,356
Township of Penn, Pennsylvania, GO Unlimited BAM	1.85	05/15/21	325,000	325,029
Wilkes-Barre Finance Authority, University of Scranton, Pennsylvania, Refunding, RB, Series A	5.00	11/01/19	275,000	278,264
				1,012,649

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)	June 30, 2019

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value

Rhode Island 2.63%
Rhode Island Housing & Mortgage Finance Corp., Rhode Island, RB ‡	2.08	04/01/39	$1,200,000	$1,200,000

South Carolina 1.22%
Aiken County Consolidated School District/SC, South Carolina, GO Unlimited	4.00	04/01/34	400,000	457,380
City of Columbia Waterworks & Sewer System Revenue, South Carolina, RB ‡	1.90	02/01/38	100,000	100,000
				557,380
Tennessee 0.89%
City of Memphis Sanitary Sewerage System Revenue, Tennessee, Refunding, RB AGM	5.00	05/01/20	200,000	206,174
Town of Rogersville, Tennessee, Refunding, GO Unlimited	2.00	06/01/20	200,000	201,104
				407,278
Texas 32.29%
Aldine Independent School District, Texas, Refunding, GO Unlimited PSF-GTD	5.00	02/15/28	750,000	904,072
Bryan Independent School District, Texas, GO Unlimited, Series A PSF-GTD	5.00	02/15/22	410,000	448,905
City of Arlington, Certificates of Obligation, Texas, GO Limited, Series B	2.00	08/15/19	500,000	500,435
City of Austin, Texas, Refunding, RB ‡	1.90	11/15/29	900,000	900,000
City of Cedar Hill, Texas, Refunding, GO Limited	5.00	02/15/22	800,000	872,664
City of Center, Certificates of Obligation, Texas, GO Limited AGM ◊	3.07	02/15/20	150,000	148,554
City of Longview Waterworks & Sewer System Revenue, Texas, Refunding, RB	3.00	03/01/22	610,000	633,259
City of Pharr, Texas, Refunding, GO Limited, Series A	5.00	08/15/20	285,000	296,611
City of Plano, Texas, Refunding, GO Limited	5.00	09/01/19	1,000,000	1,006,080
City of Round Rock, Texas, Refunding, GO Limited	2.00	08/15/19	465,000	465,419
City of Texarkana Waterworks & Sanitary Sewer System Revenue, Texas, RB	3.00	08/01/19	90,000	90,121
City of Texarkana Waterworks & Sanitary Sewer System Revenue, Texas, RB	3.00	08/01/20	95,000	96,706
Corpus Christi Business & Job Development Corp., Seawall Project, Texas, Refunding, RB	5.00	03/01/20	350,000	358,386
Dimmitt Independent School District, Texas, GO Unlimited PSF-GTD	3.00	02/15/22	305,000	316,364

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)	June 30, 2019

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value

Texas (cont’d)
Eagle Mountain & Saginaw Independent School District, Texas, Refunding, GO Unlimited PSF-GTD	4.00	08/15/32	$450,000	$500,242
Ector County Independent School District, Texas, GO Unlimited PSF-GTD	5.00	08/15/29	400,000	452,112
Harlandale Independent School District, Texas, Refunding, GO Unlimited PSF-GTD	4.00	02/15/28	300,000	341,115
Harris County Municipal Utility District No. 382, Texas, Refunding, GO Unlimited BAM	3.00	04/01/22	305,000	310,816
Lower Colorado River Authority, LCRA Transmission Services Corp., Texas, Refunding, RB, Series A	5.00	05/15/21	500,000	533,765
Lubbock-Cooper Independent School District, Texas, GO Unlimited PSF-GTD	3.00	02/15/22	755,000	786,295
Olmos Park Higher Education Facilities Corp., University of the Incarnate Word, Texas, Refunding, RB	5.00	12/01/21	500,000	537,985
Red River Education Finance Corp., Texas, RB ‡	1.90	03/15/35	700,000	700,000
San Antonio Water System, Texas, Refunding, RB	4.50	05/15/21	400,000	423,788
State of Texas, Texas, Refunding, GO Unlimited	5.00	10/01/20	550,000	575,366
Texas City Independent School District, Texas, Refunding, GO Unlimited PSF-GTD	5.00	08/15/28	410,000	487,437
Texas State Public Finance Authority Charter School Finance Corp., Texas, Prefunding, RB, Series A	6.20	02/15/40	2,000,000	2,058,460
				14,744,957
Utah 0.66%
Washington County-St George Interlocal Agency, Utah, Refunding, RB, Series A	4.00	12/01/19	300,000	303,267

Washington 6.79%
County of Thurston, Washington, Refunding, GO Limited	5.00	12/01/20	1,625,000	1,710,117
Spokane Public Facilities District, Washington, Refunding, RB, Series B	5.00	12/01/21	950,000	1,030,399
Tacoma Metropolitan Park District, Washington, Refunding, GO Unlimited, Series B	4.00	12/01/19	355,000	359,029
				3,099,545

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)	June 30, 2019

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value

Wisconsin 0.72%
Sun Prairie Area School District, Wisconsin, GO Unlimited	4.00	03/01/31	$300,000	$329,796

Investments, at value 99.36%				45,376,474
(cost $45,162,273)
Other assets and liabilities, net 0.64%				290,186
Net Assets 100.00%				$45,666,660

Municipal Bond Ratings*
Based on Total Municipal Bonds
Bond	Percentage
AAA	22.21%
AA	54.11%
A	17.37%
BBB	5.96%
Not Rated	0.35%
Total	100.00%

*	Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit quality ratings for each issue are obtained from Moody’s and S&P Global Ratings, and the higher rating for each issue is used.

See notes to portfolios of investments and notes to financial statements.

All American Equity Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks 89.99%	Shares	Value

Airlines 2.54%
Southwest Airlines Co.	6,992	$355,054

Beverages - Wine/Spirits 3.09%
Constellation Brands, Inc., Class A	2,194	432,086

Chemicals - Diversified 3.40%
Celanese Corp., Class A	4,410	475,398

Commercial Banks 3.12%
Zions Bancorp.	9,487	436,212

Commercial Banks - Southern US 2.75%
Regions Financial Corp.	25,693	383,853

Computer Services 2.71%
Cognizant Technology Solutions Corp., Class A	5,972	378,565

Computers 2.75%
Hewlett Packard Enterprise Co.	25,728	384,634

Computers - Memory Devices 2.56%
NetApp, Inc.	5,788	357,120

Diversified Manufacturing Operations 2.50%
AO Smith Corp.	7,401	349,031

Electric - Integrated 2.95%
Evergy, Inc.	6,849	411,967

Electronic Components - Semiconductors 2.74%
Broadcom, Inc.	1,332	383,430

Finance - Credit Card 7.37%
Mastercard, Inc., Class A	1,941	513,453
Visa, Inc., Class A	2,978	516,832
		1,030,285
Food - Meat Products 3.92%
Tyson Foods, Inc., Class A	6,791	548,305

Medical - Biomedical/Genetics 2.74%
Amgen, Inc.	2,078	382,934

Medical - Drugs 6.46%
AbbVie, Inc.	5,361	389,852
Zoetis, Inc.	4,514	512,294
		902,146

See notes to portfolios of investments and notes to financial statements.

All American Equity Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks (cont’d)	Shares	Value

Medical Products 2.85%
Baxter International, Inc.	4,859	$397,952

Oil Companies - Exploration & Production 7.87%
Anadarko Petroleum Corp.	6,000	423,360
Cimarex Energy Co.	4,928	292,378
Pioneer Natural Resources Co.	2,497	384,189
		1,099,927
REITS - Diversified 3.10%
American Tower Corp. REIT	2,118	433,025

Retail - Apparel/Shoe 3.03%
Ross Stores, Inc.	4,276	423,837

Retail - Consumer Electronics 2.84%
Best Buy Co., Inc.	5,683	396,276

Retail - Restaurants 7.71%
Starbucks Corp.	6,742	565,182
Yum! Brands, Inc.	4,630	512,402
		1,077,584
Super-Regional Banks - US 2.93%
KeyCorp	23,059	409,297

Supranational Bank 2.85%
Comerica, Inc.	5,481	398,140

Tobacco 2.34%
Altria Group, Inc.	6,890	326,241

Transportation - Rail 2.87%
Norfolk Southern Corp.	2,010	400,653

Total Common Stocks		12,573,952
(cost $12,137,898)

Corporate Non-Convertible Bond 2.42%	Coupon Rate %	Maturity Date	Principal Amount

Gold Mining 2.42%
Gran Colombia Gold Corp.	8.25	04/30/24	$331,418	338,047
(cost $332,281)

Exchange Traded Funds 5.48%			Shares
Communication Services Select Sector SPDR Fund ETF			700	34,454
Consumer Discretionary Select Sector SPDR Fund ETF			300	35,760
Consumer Staples Select Sector SPDR Fund ETF			2,400	139,368

See notes to portfolios of investments and notes to financial statements.

All American Equity Fund

Portfolio of Investments (unaudited)	June 30, 2019

Exchange Traded Funds (cont’d)	Shares	Value
Health Care Select Sector SPDR Fund ETF	1,500	$138,960
Materials Select Sector SPDR Fund ETF	2,300	134,550
Real Estate Select Sector SPDR Fund ETF	3,800	139,726
Utilities Select Sector SPDR Fund ETF	2,400	143,112
Total Exchange Traded Funds		765,930
(cost $752,860)

Put Option Purchased 0.28%	Strike Price	Exp. Date	Notional Contract Value	Contracts

Exchange Traded Fund 0.28%
SPDR S&P 500 ETF Trust	$236.00	01/20	$5,860,000	200	39,100
(premiums paid $333,609)

Investments, at value 98.17%					13,717,029
(cost $13,556,648)
Other assets and liabilities, net 1.83%					255,122
Net Assets 100.00%					$13,972,151

Portfolio Allocation by Industry Sector*
Based on Total Investments

Financials	19.4%
Consumer Discretionary	16.4%
Health Care	12.3%
Information Technology	11.0%
Consumer Staples	9.5%
Energy	8.0%
Exchange Traded Funds	5.9%
Materials	5.9%
Industrials	5.5%
Real Estate	3.1%
Utilities	3.0%
Total	100.0%

*	Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

Holmes Macro Trends Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks 84.26%	Shares	Value

Aerospace/Defense 4.93%
The Boeing Co.	4,908	$1,786,561

Building - Residential/Commercial 3.50%
LGI Homes, Inc. *	17,752	1,268,025

Chemicals - Specialty 3.24%
Ingevity Corp. *	11,178	1,175,590

Coal 1.63%
CONSOL Energy, Inc. *	22,254	592,179

Commercial Services 2.69%
Medifast, Inc.	7,608	976,107

Data Processing/Management 4.71%
Fair Isaac Corp. *	5,431	1,705,443

Decision Support Software 6.34%
MSCI, Inc.	9,619	2,296,921

E-Commerce/Services 0.85%
Stamps.com, Inc. *	6,819	308,696

Electronic Secure Devices 4.60%
Allegion PLC	15,076	1,666,652

Energy - Alternate Sources 0.00%
Pacific Green Energy Corp. #*@	100,000	0

Finance - Consumer Loans 2.66%
Enova International, Inc. *	41,785	963,144

Finance - Credit Card 2.64%
Alliance Data Systems Corp.	6,836	957,929

Finance - Investment Banker/Broker 2.92%
Evercore, Inc., Class A	11,945	1,057,969

Food - Confectionery 4.31%
The Hershey Co.	11,643	1,560,511

Home Furnishings 4.36%
Tempur Sealy International, Inc. *	21,535	1,580,023

Information Technology 0.42%
Abaxx Technologies, Inc., 144A #*@∆	200,000	152,724

See notes to portfolios of investments and notes to financial statements.

Holmes Macro Trends Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks (cont’d)	Shares	Value

Instruments - Controls 2.70%
Control4 Corp. *	41,215	$978,856

Machinery - Pumps 3.32%
Graco, Inc.	24,003	1,204,471

Medical - Biomedical/Genetics 3.15%
Exelixis, Inc. *	53,359	1,140,282

Medical - HMO 2.46%
Tivity Health, Inc. *	54,244	891,771

Medical - Hospitals 0.00%
African Medical Investments PLC #*@	1,000,000	0

Metal - Diversified 0.88%
Ivanhoe Mines, Ltd. *	100,000	317,666

Office Automation & Equipment 1.38%
Pitney Bowes, Inc.	116,779	499,814

Oil Companies - Exploration & Production 3.61%
Bonanza Creek Energy, Inc. *	38,229	798,221
CruzSur Energy Corp., 144A #*∆	50,000	8,973
Penn Virginia Corp. *	16,268	499,102
		1,306,296
Pastoral & Agricultural 2.30%
Phibro Animal Health Corp., Class A	26,189	832,025

Real Estate Management/Services 1.98%
Marcus & Millichap, Inc. *	23,204	715,844

Real Estate Operating/Development 0.56%
Pacific Infrastructure Ventures, Inc. #*@+	426,533	202,219

Recreational Vehicles 4.00%
Polaris Industries, Inc.	15,893	1,449,918

Semiconductor Equipment 5.01%
KLA-Tencor Corp.	15,364	1,816,025

Television 3.11%
AMC Networks, Inc., Class A *	20,647	1,125,055
Total Common Stocks		30,528,716
(cost $30,087,580)

See notes to portfolios of investments and notes to financial statements.

Holmes Macro Trends Fund

Portfolio of Investments (unaudited)	June 30, 2019

Corporate Non-Convertible Bonds 2.93%	Coupon Rate %	Maturity Date	Principal Amount	Value

Electric - Generation 0.55%
Interamerican Energy Corp. #@+	15.00	11/08/21	$198,755	$198,755

Gold Mining 2.38%
Gran Colombia Gold Corp.	8.25	04/30/24	844,797	861,693
Total Corporate Non-Convertible Bonds				1,060,448
(cost $1,045,750)

Exchange Traded Funds 7.45%			Shares
Communication Services Select Sector SPDR Fund ETF			3,700	182,114
Consumer Discretionary Select Sector SPDR Fund ETF			3,000	357,600
Consumer Staples Select Sector SPDR Fund ETF			6,400	371,648
Health Care Select Sector SPDR Fund ETF			5,800	537,312
Materials Select Sector SPDR Fund ETF			6,200	362,700
Real Estate Select Sector SPDR Fund ETF			14,400	529,488
Utilities Select Sector SPDR Fund ETF			6,000	357,780
Total Exchange Traded Funds				2,698,642
(cost $2,666,683)

Warrants 0.00%	Exercise Price	Exp. Date

Information Technology 0.00%
Abaxx Technologies, Inc., 144A #*@∆	$2.00	12/31/49	100,000	0

Oil Companies - Exploration & Production 0.00%
CruzSur Energy Corp., 144A #*∆	10.50	07/31/22	50,000	1,145
Total Warrants				1,145
(cost $0)

Put Option Purchased 0.27%	Strike Price	Exp. Date	Notional Contract Value	Contracts	Value

Exchange Traded Fund 0.27%
SPDR S&P 500 ETF Trust	$236.00	01/20	$14,650,000	500	97,750
(premiums paid $833,180)

Investments, at value 94.91%					34,386,701
(cost $34,633,193)
Other assets and liabilities, net 5.09%					1,844,720
Net Assets 100.00%					$36,231,421

See notes to portfolios of investments and notes to financial statements.

Holmes Macro Trends Fund

Portfolio of Investments (unaudited)	June 30, 2019

Portfolio Allocation by Industry Sector*
Based on Total Investments
Information Technology	18.8%
Industrials	17.0%
Consumer Discretionary	12.5%
Financials	11.3%
Consumer Staples	9.8%
Exchange Traded Funds	8.1%
Materials	6.9%
Health Care	5.9%
Energy	5.5%
Communication Services	4.2%
Total	100.0%

*	Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks 85.16%	Shares	Value

Agricultural Chemicals 2.74%
CF Industries Holdings, Inc.	25,000	$1,167,750
The Mosaic Co.	20,000	500,600
		1,668,350
Building & Construction Products - Miscellaneous 0.43%
Louisiana-Pacific Corp.	10,000	262,200

Building Products - Cement 1.23%
Anhui Conch Cement Co., Ltd.	120,000	750,878

Building Products - Wood 0.41%
Norbord, Inc.	10,000	247,871

Coal 0.00%
Caribbean Resources Corp. #*@~	17	0
Walter Energy, Inc., 144A #*@∆	4,293	0
		0
Diamonds/Precious Stones 0.26%
Barksdale Capital Corp. *	400,000	158,833
Rockwell Diamonds, Inc., 144A #*@∆	63,333	0
		158,833
Diversified Minerals 10.38%
Anglo American PLC	40,000	1,142,737
Anglo Pacific Group PLC	117,400	307,709
BHP Group, Ltd., ADR	25,000	1,452,750
Encanto Potash Corp., 144A #*∆	300,000	24,054
Libero Copper Corp. *~	3,875,000	310,698
Lumina Gold Corp. *	750,000	332,175
Lundin Mining Corp.	125,000	688,213
Mako Mining Corp. *	1,200,000	105,380
Niocan, Inc., 144A #*∆	362,069	35,943
Salazar Resources, Ltd. *	3,000,000	412,355
Sun Metals Corp. *	1,000,000	381,811
Teck Resources, Ltd., Class B	25,000	576,916
Teck Resources, Ltd., Class B	18,000	415,080
VR Resources, Ltd. *	1,125,000	128,861
		6,314,682
Electric - Integrated 0.92%
AGL Energy, Ltd.	40,000	562,539

Energy - Alternate Sources 1.42%
Pacific Green Energy Corp. #*@~	2,400,000	0
Vestas Wind Systems A/S	10,000	866,337
		866,337

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks (cont’d)	Shares	Value

Finance - Investment Banker/Broker 0.55%
GoldMoney, Inc. *	200,000	$332,939

Forestry 0.44%
Interfor Corp. *	25,000	266,122

Gold Mining 9.56%
AngloGold Ashanti, Ltd., ADR	50,000	890,500
Chesapeake Gold Corp., 144A *∆	52,400	74,826
CopperBank Resources Corp. *	2,050,000	66,531
Corona Minerals, Ltd. #*@	5,000	0
Dundee Precious Metals, Inc. *	260,000	968,882
Gran Colombia Gold Corp. *	4,100	13,056
Kirkland Lake Gold, Ltd.	10,000	429,200
Lundin Gold, Inc. *	225,000	1,127,105
NGEx Resources, Inc. *	461,000	398,098
NGEx Resources, Inc. *	255,900	209,089
Red Pine Exploration, Inc. *	1,500,000	51,544
Revival Gold, Inc. *	1,000,000	450,536
Royal Road Minerals, Ltd. *	5,750,000	680,577
Sandstorm Gold, Ltd. *	82,000	454,280
		5,814,224
Information Technology 1.57%
Abaxx Technologies, Inc., 144A #*@∆	1,250,000	954,526

Medical - Hospitals 0.00%
African Medical Investments PLC #*@	2,507,500	0

Metal - Copper 0.48%
Freeport-McMoRan, Inc.	25,000	290,250

Metal - Diversified 7.74%
Ascendant Resources, Inc. *	300,000	99,653
Chakana Copper Corp. *	520,000	148,906
Filo Mining Corp. *	134,650	288,929
Filo Mining Corp. *	115,250	281,209
Galway Metals, Inc. *	450,000	115,116
GoviEx Uranium, Inc., 144A #*∆	58,000	6,865
Ivanhoe Mines, Ltd. *	505,900	1,607,074
Largo Resources, Ltd. *	100,000	138,215
Luminex Res Corp. *	120,615	63,552
MMC Norilsk Nickel PJSC, ADR	30,000	681,772
Orsu Metals Corp., 144A #*∆	14,761	4,058
Sandfire Resources NL	170,000	801,602
South32, Ltd.	125,000	280,205
Troilus Gold Corp. *	294,000	193,074
		4,710,230

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks (cont’d)	Shares	Value

Metal - Iron 3.45%
Champion Iron, Ltd. *	500,000	$1,072,888
Consolidated Growth Holdings, Ltd. #*@	19,859,173	0
Fortescue Metals Group, Ltd.	110,000	699,554
Novolipetsk Steel PJSC, GDR	13,000	328,359
WAI Capital Investment Corp., 144A #*@∆	292,500	0
		2,100,801
Mining Services 0.58%
Cordoba Minerals Corp. *	1,000,000	76,362
Defense Metals Corp. *	1,000,000	129,816
Talon Metals Corp. *	1,000,000	145,088
		351,266
Natural Resource Technology 0.20%
I-Pulse, Inc., 144A #*@+∆	15,971	120,741

Non-Ferrous Metals 0.13%
InZinc Mining, Ltd. *	2,000,000	72,544
Sterling Group Ventures, Inc., 144A #*∆	500,000	5,400
		77,944
Oil - Field Services 0.75%
Halliburton Co.	20,000	454,800

Oil Companies - Exploration & Production 10.16%
Africa Energy Corp. #*	2,110,889	362,682
Anadarko Petroleum Corp.	3,500	246,960
Apache Corp.	20,000	579,400
Canadian Natural Resources, Ltd.	20,000	539,400
CNOOC, Ltd., ADR	4,000	681,400
CNOOC, Ltd.	400,000	682,305
Concho Resources, Inc.	3,000	309,540
ConocoPhillips	10,000	610,000
CruzSur Energy Corp. #*@+	25,000	4,217
CruzSur Energy Corp., 144A #*∆	200,000	35,890
EOG Resources, Inc.	6,000	558,960
Frontera Energy Corp.	35,000	361,880
Ivanhoe Energy, Inc. #*@	18,719	0
Occidental Petroleum Corp.	5,000	251,400
Range Energy Resources, Inc., 144A #*∆	15,000,000	57,272
U.S. Oil Sands, Inc., 144A #*@∆	198,000	0
Woodside Petroleum, Ltd.	35,000	897,700
		6,179,006

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks (cont’d)	Shares	Value

Oil Companies - Integrated 13.81%
Chevron Corp.	2,500	$311,100
China Petroleum & Chemical Corp., ADR	7,500	511,500
Ecopetrol SA, ADR	30,000	548,700
Eni SpA, ADR	30,000	990,900
Equinor ASA, ADR	25,000	494,500
Gazprom PJSC, ADR	100,000	733,866
LUKOIL PJSC, ADR	16,100	1,361,092
Petroleo Brasileiro SA, ADR *	25,000	389,250
Rosneft Oil Co. PJSC, GDR	125,000	820,190
Royal Dutch Shell PLC, ADR	20,000	1,301,400
Suncor Energy, Inc.	20,000	623,200
Surgutneftegas OJSC, ADR	76,000	311,600
		8,397,298
Oil Companies - US Royalty Trusts 0.01%
San Juan Basin Royalty Trust	2,000	7,660

Oil Refining & Marketing 2.06%
Phillips 66	6,500	608,010
Valero Energy Corp.	7,500	642,075
		1,250,085
Paper & Related Products 1.90%
Canfor Pulp Products, Inc.	45,000	369,058
International Paper Co.	6,500	281,580
Resolute Forest Products, Inc. *	70,000	504,000
		1,154,638
Petrochemicals 0.98%
Sinopec Shanghai Petrochemical Co., Ltd., ADR	15,000	599,250

Precious Metals 1.36%
Brixton Metals Corp. *	1,000,000	99,271
Wheaton Precious Metals Corp.	30,000	725,400
		824,671
Real Estate Operating/Development 5.80%
Pacific Infrastructure Ventures, Inc. #*@+	7,443,544	3,528,984

REITS - Diversified 0.89%
Potlatch Corp. REIT	10,000	389,800
Rayonier, Inc. REIT	5,000	151,500
		541,300
Retail - Jewelry 0.07%
Mene, Inc. *	100,000	41,236

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks (cont’d)	Shares	Value

Steel - Producers 4.88%
Evraz PLC	100,000	$846,734
Nucor Corp.	12,500	688,750
Severstal PJSC, GDR	84,800	1,430,534
		2,966,018

Total Common Stocks		51,795,679
(cost $101,688,114)

Corporate Non-Convertible Bonds 6.46%	Coupon Rate %	Maturity Date	Principal Amount

Electric - Generation 3.92%
Interamerican Energy Corp. #@+	15.00	11/08/21	$2,385,047	2,385,047

Gold Mining 2.54%
Gran Colombia Gold Corp.	8.25	04/30/24	1,512,096	1,542,338

Total Corporate Non-Convertible Bonds				3,927,385
(cost $3,901,078)

Right 0.01%			Shares

Diversified Minerals 0.01%
Mako Mining Corp. *			1,200,000	9,164
(cost $0)

Exchange Traded Funds 4.17%
Aberdeen Standard Physical Palladium Shares ETF *			900	131,019
Direxion Daily Junior Gold Miners Index Bull 3x Shares ETF			780	46,761
Direxion Daily Natural Gas Related Bull 3X Shares ETF *			1,400	30,506
First Trust Global Wind Energy ETF			12,000	160,203
First Trust Natural Gas ETF			5,900	85,491
Global X Silver Miners ETF			4,500	120,645
Global X Uranium ETF			15,000	182,250
Invesco DB Agriculture Fund ETF			6,900	114,333
Invesco DB Base Metals Fund ETF			15,000	232,500
Invesco MSCI Global Timber ETF			4,000	107,974
Invesco S&P Global Water Index ETF			5,700	213,410
Invesco Shipping ETF			14,000	126,910
Invesco Solar ETF			3,900	110,253
iShares Silver Trust ETF *			6,500	93,145
iShares U.S. Energy ETF			2,900	99,789
SPDR Gold Shares ETF *			1,400	186,480
SPDR S&P Oil & Gas Exploration & Production ETF			2,400	65,400
Teucrium Corn Fund ETF *			4,000	65,760
Teucrium Wheat Fund ETF *			19,000	108,870
VanEck Vectors Coal ETF			6,914	91,818

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund

Portfolio of Investments (unaudited)	June 30, 2019

Exchange Traded Funds (cont’d)	Shares	Value
VanEck Vectors Oil Refiners ETF	6,000	$165,900

Total Exchange Traded Funds		2,539,417
(cost $2,424,785)

Warrants 0.01%	Exercise Price	Exp. Date

Electronics - Military 0.00%
Global UAV Technologies, Ltd., 144A #*@∆	$0.15	06/25/20	1,112,500	0

Gold Mining 0.00%
Troilus Gold Corp. #*@	2.50	11/21/20	294,000	0

Metal - Diversified 0.00%
Aguia Resources, Ltd., 144A #*@∆	0.65	06/30/20	1,450,000	0

Non-Ferrous Metals 0.00%
Giyani Metals Corp., 144A #*@∆	0.40	08/07/19	174,318	0

Oil Companies - Exploration & Production 0.01%
CruzSur Energy Corp., 144A #*∆	10.50	07/31/22	200,000	4,582
Total Warrants				4,582
(cost $0)

Call Option Purchased 0.18%	Strike Price	Exp. Date	Notional Contract Value	Contracts	Value

Gold Mining 0.18%
Barrick Gold Corp.	$12.00	01/21	$270,000	225	106,875
(premiums paid $67,010)

Investments, at value 95.99%					58,383,102
(cost $108,080,987)
Other assets and liabilities, net 4.01%					2,437,691
Net Assets 100.00%					$60,820,793

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund

Portfolio of Investments (unaudited)	June 30, 2019

Portfolio Allocation by Industry Sector*
Based on Total Investments

Metals & Mining	30.7%
Oil, Gas & Consumable Fuels	27.2%
Precious Metals & Minerals	12.5%
Real Estate	6.0%
Exchange Traded Funds	4.2%
Electric - Generation	4.1%
Chemicals	3.9%
Other	11.4%
Total	100.0%

*	Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks 89.87%	Shares	Value

Advanced Materials/Production 4.27%
Nano One Materials Corp. *	3,035,000	$3,082,395

Capital Pools 0.45%
Magna Gold Corp. *	1,474,500	326,528

Coal 0.00%
Caribbean Resources Corp. #*@	4	0

Diamonds/Precious Stones 1.49%
Barksdale Capital Corp. *~	2,700,000	1,072,124
Rockwell Diamonds, Inc., 144A #*@∆	171,667	0
		1,072,124
Diversified Minerals 3.19%
Argo Gold, Inc. *~	2,967,500	249,265
Ascot Resources, Ltd., 144A #*∆	6,412	3,378
Bluebird Battery Metals, Inc. *	750,000	137,452
Calibre Mining Corp. *	450,000	199,305
Erdene Resource Development Corp. *	300,000	43,526
Golden Predator Mining Corp. *	1,200,000	251,995
Indochine Mining, Ltd. #*@	10,000	0
Lithoquest Diamonds, Inc. *	750,000	45,817
Lumina Gold Corp. *	1,000,000	442,900
Mako Mining Corp. *	1,500,000	131,725
NextSource Materials, Inc. *	2,750,000	199,496
Rubicon Minerals Corp. *	500,000	251,995
VR Resources, Ltd. *~	3,000,000	343,630
		2,300,484
Finance - Investment Banker/Broker 0.02%
Coin Hodl, Inc., 144A #*∆	133,333	15,272

Gold Mining 44.30%
Adamera Minerals Corp., 144A #*∆	1,492,543	31,343
Algold Resources, Ltd. *	540,000	51,544
Alio Gold, Inc. *	267,076	205,984
Alio Gold, Inc., 144A ∆	132,924	102,519
Allegiant Gold, Ltd. *	2,150,000	213,432
Amilot Capital, Inc., 144A #*∆	410,000	12,523
Anaconda Mining, Inc. *	1,000,000	229,086
Auryn Resources, Inc. *	750,000	1,277,156
Barkerville Gold Mines, Ltd. *	1,250,000	334,084
Bellevue Gold, Ltd. *	3,000,000	1,474,223
Black Dragon Gold Corp. *	5,000,000	305,662
Bonterra Resources, Inc. *	502,272	778,597
Chesapeake Gold Corp., 144A *∆	192,199	274,455
Comstock Mining, Inc. *	533,000	101,270

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks (cont’d)	Shares	Value

Gold Mining (cont’d)
Contact Gold Corp. *	3,000,000	$561,262
CopperBank Resources Corp. *~	22,805,418	740,125
CopperBank Resources Corp., 144A #*~∆	174,000	5,647
Coral Gold Resources, Ltd. *	750,000	214,768
Corona Minerals, Ltd. #*@	81,250	0
Eastmain Resources, Inc. *	1,000,000	118,361
Fiore Gold, Ltd. *	2,000,000	687,259
Fremont Gold, Ltd. *~	4,000,000	236,723
Gascoyne Resources, Ltd. #*@	1,600,000	30,666
Gold Standard Ventures Corp. *	1,000,000	1,060,000
Golden Star Resources, Ltd. *	50,000	201,500
GoldQuest Mining Corp. *	1,500,000	160,360
K92 Mining, Inc. *	1,150,000	1,563,132
Lundin Gold, Inc. *	500,000	2,504,677
Mammoth Resources Corp. *~	2,171,200	49,739
Maritime Resources Corp. *	1,000,000	76,362
McEwen Mining, Inc.	134,764	236,690
Mirasol Resources, Ltd. *	2,000,000	1,130,159
NGEx Resources, Inc. *	100,000	81,708
Nighthawk Gold Corp. *	1,855,000	708,259
NV Gold Corp. *	1,000,000	103,089
OceanaGold Corp., 144A ∆	5,348	14,620
Oklo Resources, Ltd. *	3,000,000	316,228
Orca Gold, Inc. *	4,045,000	1,111,985
Otis Gold Corp. *	1,500,000	103,089
Pacton Gold, Inc. *	624,000	83,387
Petaquilla Minerals, Ltd., 144A #*@∆	2,660,000	0
Probe Metals, Inc. *	1,000,000	985,071
Pure Gold Mining, Inc. *	2,800,000	1,261,502
Radisson Mining Resources, Inc. *~	7,440,000	823,795
Radius Gold, Inc., 144A #*∆	125,000	21,954
Red Pine Exploration, Inc. *	8,000,000	274,904
Redstar Gold Corp. *	15,000,000	286,358
Reunion Gold Corp. *	3,000,000	446,718
Revival Gold, Inc. *	1,500,000	675,805
Rise Gold Corp. *	2,000,000	91,635
Seafield Resources, Ltd., 144A #*@∆	1,300,000	0
Silver Lake Resources, Ltd. *	500,000	442,725
Strikepoint Gold, Inc. *	3,250,000	297,812
Taurus Gold, Ltd., 144A #*@∆	2,448,381	0
TMAC Resources, Inc. *	150,000	710,168
TriStar Gold, Inc. *~	31,136,000	4,041,938
Wesdome Gold Mines, Ltd. *	1,000,000	4,115,918
		31,967,976
Investment Companies 0.07%
Pinecrest Resources, Ltd. *	400,000	50,399

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks (cont’d)	Shares	Value

Medical - Hospitals 0.00%
African Medical Investments PLC #*@	4,637,500	$0

Metal - Copper 0.40%
Wallbridge Mining Co., Ltd. *	1,000,000	290,176

Metal - Diversified 10.99%
Adriatic Metals PLC *	575,000	400,329
Adventus Mining Corp. *	1,000,000	725,440
Argent Minerals, Ltd. *	21,100,000	177,433
Cardinal Resources, Ltd. *	7,450,000	1,779,496
Cardinal Resources, Ltd. *	5,200,000	1,230,957
Cartier Resources, Inc. *	1,000,000	110,725
Chakana Copper Corp. *	4,600,000	1,317,246
Genesis Metals Corp. *	583,000	31,163
Genesis Metals Corp., 144A #*∆	2,917,000	155,924
Integra Resources Corp. *	350,000	235,195
Kaizen Discovery, Inc. *	8,000,000	335,993
Luminex Res Corp. *	150,000	79,035
New Age Metals, Inc., 144A #*∆	143,518	6,576
Orex Minerals, Inc. *	5,000,000	229,086
Orsu Metals Corp., 144A #*∆	186,922	51,386
Regulus Resources, Inc. *	100,000	106,907
Rockcliff Metals Corp., 144A #*∆	873,333	80,028
RTG Mining, Inc. *	2,289,378	132,396
Silver Bull Resources, Inc. *	2,500,000	200,000
Sirios Resources, Inc. *	1,500,000	194,723
Torq Resources, Inc. *	1,000,000	351,266
		7,931,304
Metal - Iron 0.12%
Vector Resources, Ltd. #*@	10,000,000	84,246

Mining Services 0.64%
1911 Gold Corp. *	450,000	120,271
Cordoba Minerals Corp. *	1,000,000	76,362
Exore Resources, Ltd. *	5,000,000	262,605
		459,238
Non-Ferrous Metals 0.29%
InZinc Mining, Ltd. *	3,000,000	108,816
Tajiri Resources Corp. *	1,900,000	101,562
		210,378
Oil Companies - Exploration & Production 0.20%
Big Sky Energy Corp. #*@	2,000,000	0
Westhaven Ventures, Inc. *	250,000	141,270
		141,270

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks (cont’d)	Shares	Value

Optical Recognition Equipment 0.01%
Nexoptic Technology Corp., 144A *∆	12,083	$4,798

Precious Metals 22.01%
Amani Gold, Ltd. *	54,500,000	76,141
Barsele Minerals Corp. *~	7,200,000	2,405,406
Brixton Metals Corp. *	2,500,000	248,177
Brixton Metals Corp.	1,000,000	99,271
Candente Gold Corp., 144A #*∆	4,875,000	102,373
Corvus Gold, Inc. *	29,000	48,498
Dolly Varden Silver Corp. *~	8,982,000	1,851,888
GFG Resources, Inc. *	3,250,000	459,127
Group Ten Metals, Inc. *	2,044,000	218,518
Kootenay Silver, Inc. *	1,000,000	99,271
Liberty Gold Corp. *	598,000	228,323
Metalla Royalty & Streaming, Ltd.	750,000	595,624
New Pacific Metals Corp. *	1,085,000	1,988,469
Polarx, Ltd. *~	33,653,968	2,126,527
Roxgold, Inc. *	2,000,000	1,649,422
Silver Viper Minerals Corp. *	1,750,000	360,811
SilverCrest Metals, Inc. *	700,000	2,768,890
Terrax Minerals, Inc. *	1,000,000	324,539
Toachi Mining, Inc. *~	4,000,000	152,724
Toachi Mining, Inc., 144A #~∆	2,000,000	76,362
		15,880,361
Retail - Jewelry 0.91%
Mene, Inc. *	1,600,000	659,768

Silver Mining 0.51%
Americas Silver Corp. *	100,000	232,141
Metallic Minerals Corp. *	710,000	78,615
Santacruz Silver Mining, Ltd. *	1,000,000	61,089
		371,845

Total Common Stocks		64,848,562
(cost $118,562,390)

Corporate Non-Convertible Bond 0.88%	Coupon Rate %	Maturity Date	Principal Amount

Electric - Generation 0.88%
Interamerican Energy Corp. #@+	15.00	11/08/21	$636,013	636,013
(cost $636,013)

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund

Portfolio of Investments (unaudited)	June 30, 2019

Rights 0.31%	Shares	Value

Diversified Minerals 0.02%
Mako Mining Corp. *	1,500,000	$11,454

Metal - Diversified 0.29%
Cardinal Resources, Ltd. *	1,500,000	210,615
Total Rights		222,069
(cost $13,109)

Exchange Traded Funds 4.77%
Direxion Daily Gold Miners Index Bull 3X Shares ETF	60,000	1,645,800
Direxion Daily Junior Gold Miners Index Bull 3x Shares ETF	30,000	1,798,500
Total Exchange Traded Funds		3,444,300
(cost $3,438,611)

Warrants 0.23%	Exercise Price	Exp. Date

Gold Mineral Exploration & Development 0.00%
Western Exploration & Development, Ltd., 144A #*@∆	$0.50	12/31/49	600,000	0

Gold Mining 0.00%
Fiore Gold, Ltd. #*@	0.45	09/26/20	1,300,000	0
Revival Gold, Inc., 144A #*@∆	0.90	10/19/19	482,500	0
Strikepoint Gold, Inc., 144A #*@∆	0.30	07/22/20	450,000	0
				0
Metal - Diversified 0.20%
Cardinal Resources, Ltd. *	0.15	09/30/19	1,000,000	140,410

Retail - Jewelry 0.03%
Mene, Inc. #*	1.00	11/29/20	465,000	23,968
Total Warrants				164,378
(cost $440,210)

Call Option Purchased 0.18%	Strike Price	Exp. Date	Notional Contract Value	Contracts	Value

Gold Mining 0.18%
Barrick Gold Corp.	$12.00	01/21	$330,000	275	130,625
(premiums paid $81,883)

Investments, at value 96.24%					69,445,947
(cost $123,172,216)
Other assets and liabilities, net 3.76%					2,713,820
Net Assets 100.00%					$72,159,767

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund

Portfolio of Investments (unaudited)	June 30, 2019

Portfolio Allocation by Industry*
Based on Total Investments

Gold Mining	46.3%
Precious Metals	22.9%
Metal - Diversified	11.9%
Exchange Traded Funds	5.0%
Advanced Materials/Production	4.4%
Diversified Minerals	3.3%
Other	6.2%
Total	100.0%

*	Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

Gold and Precious Metals Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks 82.62%	Shares	Value

Diversified Minerals 0.07%
Mako Mining Corp. *	862,400	$75,733

Gold Mining 55.29%
Acacia Mining PLC *	400,000	904,309
Agnico Eagle Mines, Ltd.	35,000	1,793,400
Alacer Gold Corp. *	400,000	1,389,790
Alamos Gold, Inc.	350,000	2,117,500
Alio Gold, Inc. *	700,000	539,880
AngloGold Ashanti, Ltd., ADR	100,000	1,781,000
Argonaut Gold, Inc. *	500,000	679,623
B2Gold Corp. *	100,000	303,000
Bonterra Resources, Inc. *	150,000	232,523
Centerra Gold, Inc. *	500,000	3,520,293
Comstock Mining, Inc. *	924,329	175,623
Dundee Precious Metals, Inc. *	550,000	2,049,559
Gold Fields, Ltd., ADR	250,000	1,352,500
Golden Star Resources, Ltd. *	500,000	2,015,000
Harmony Gold Mining Co., Ltd., ADR *	500,000	1,135,000
IAMGOLD Corp. *	500,000	1,690,000
Intermin Resources, Ltd. *	2,000,000	133,763
Jaguar Mining, Inc. *	3,853,000	441,335
K92 Mining, Inc. *	2,450,000	3,330,152
Kirkland Lake Gold, Ltd.	30,000	1,287,600
Leagold Mining Corp. *	1,000,000	1,519,606
Newmont Goldcorp Corp.	25,000	961,750
Pantoro, Ltd. *	8,000,000	1,125,184
Premier Gold Mines, Ltd. *	1,000,000	1,557,787
Resolute Mining, Ltd.	2,000,000	1,882,050
Sandstorm Gold, Ltd. *	600,000	3,324,000
Silver Lake Resources, Ltd. *	3,000,000	2,656,352
St Barbara, Ltd.	750,000	1,548,950
Superior Gold, Inc. *	1,000,000	561,261
Teranga Gold Corp. *	375,000	1,148,295
TMAC Resources, Inc. *	200,000	946,890
Torex Gold Resources, Inc. *	200,000	2,055,668
Wesdome Gold Mines, Ltd. *	2,000,000	8,231,835
Westgold Resources, Ltd. *	1,000,000	1,315,495
Yamana Gold, Inc.	375,000	945,000
		56,651,973
Medical - Hospitals 0.00%
African Medical Investments PLC #*@	2,000,000	0

Mining Services 0.11%
1911 Gold Corp. *	406,250	108,577

See notes to portfolios of investments and notes to financial statements.

Gold and Precious Metals Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks (cont’d)	Shares	Value

Non - Ferrous Metals 0.76%
Energy Fuels, Inc. *	250,000	$782,500

Platinum 1.21%
Impala Platinum Holdings, Ltd. *	250,000	1,238,900

Precious Metals 18.13%
Coeur Mining, Inc. *	145,225	630,276
EMX Royalty Corp. *	1,100,000	1,343,973
Great Panther Mining, Ltd. *	997,600	852,748
Maverix Metals, Inc. *	760,250	3,349,733
Metalla Royalty & Streaming, Ltd.	1,300,000	1,032,416
North American Palladium, Ltd.	125,000	1,385,018
Roxgold, Inc. *	4,000,000	3,298,843
Sailfish Royalty Corp. *	300,000	323,012
SSR Mining, Inc. *	200,000	2,734,000
Wheaton Precious Metals Corp.	150,000	3,627,000
		18,577,019
Recycling 1.61%
Tomra Systems ASA	50,000	1,645,730

Retail - Jewelry 2.34%
Mene, Inc., 144A ∆	5,814,285	2,397,552

Silver Mining 3.10%
Americas Silver Corp. *	250,000	580,352
Pan American Silver Corp.	75,000	968,250
Santacruz Silver Mining, Ltd. *	2,500,000	152,724
Silvercorp Metals, Inc.	600,000	1,476,000
		3,177,326

Total Common Stocks		84,655,310
(cost $75,416,996)

Corporate Non-Convertible Bonds 2.54%	Coupon Rate %	Maturity Date	Principal Amount

Coal 0.00%
Caribbean Resources Corp. #@^	19.25	06/15/15	$485,766	0

Electric - Generation 0.24%
Interamerican Energy Corp. #@+	15.00	11/08/21	238,505	238,505

See notes to portfolios of investments and notes to financial statements.

Gold and Precious Metals Fund

Portfolio of Investments (unaudited)	June 30, 2019

Corporate Non-Convertible Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value

Gold Mining 2.30%
Gran Colombia Gold Corp.	8.25	04/30/24	$2,311,454	$2,357,683

Total Corporate Non-Convertible Bonds				2,596,188
(cost $3,041,740)

Right 0.01%			Shares

Diversified Minerals 0.01%
Mako Mining Corp. *			862,400	6,586
(cost $0)

Exchange Traded Funds 7.23%
Direxion Daily Gold Miners Index Bull 3X Shares ETF		150,000	4,114,500
Direxion Daily Junior Gold Miners Index Bull 3x Shares ETF		55,000	3,297,250
Total Exchange Traded Funds				7,411,750
(cost $5,890,673)

Warrants 0.00%	Exercise Price	Exp. Date

Gold Mining 0.00%
Alio Gold, Inc., 144A #*@∆	$3.44	01/31/20	240,000	0

Retail - Jewelry 0.00%
Mene, Inc., 144A #*@∆	0.70	12/29/19	5,714,285	0
Total Warrants				0
(cost $0)

Call Option Purchased 0.16%	Strike Price	Exp. Date	Notional Contract Value	Contracts	Value

Gold Mining 0.16%
Barrick Gold Corp.	$12.00	01/21	$420,000	350	166,250
(premiums paid $104,227)

Investments, at value 92.56%					94,836,084
(cost $84,453,636)
Other assets and liabilities, net 7.44%					7,623,434
Net Assets 100.00%					$102,459,518

See notes to portfolios of investments and notes to financial statements.

Gold and Precious Metals Fund

Portfolio of Investments (unaudited)	June 30, 2019

Portfolio Allocation by Industry*
Based on Total Investments
Gold Mining	62.4%
Precious Metals	19.6%
Exchange Traded Funds	7.8%
Other	6.8%
Silver Mining	3.4%
Total	100.0%

*	Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks 92.12%	Shares	Value

Agricultural Chemicals 0.63%
PhosAgro PJSC, GDR	16,250	$213,317

Airlines 2.95%
Aegean Airlines SA	18,500	171,613
Aeroflot PJSC	107,000	172,215
Deutsche Lufthansa AG	4,850	83,157
easyJet PLC	9,500	115,021
Pegasus Hava Tasimaciligi AS *	31,800	250,077
Turk Hava Yollari AO *	93,000	206,673
		998,756
Airport Development/Maintenance 0.39%
TAV Havalimanlari Holding AS	28,500	132,733

Appliances 0.30%
Vestel Beyaz Esya Sanayi ve Ticaret AS	32,670	100,266

Automotive - Cars & Light Trucks 0.98%
Ford Otomotiv Sanayi AS	15,040	162,236
Tofas Turk Otomobil Fabrikasi AS	51,000	169,762
		331,998
Automotive/Truck Parts & Equipment - Original 0.91%
EGE Endustri VE Ticaret AS	400	34,079
Freni Brembo SpA	23,950	275,626
		309,705
Beverages - Non-alcoholic 0.25%
Coca-Cola Icecek AS	16,500	85,022

Brewery 0.46%
Anadolu Efes Biracilik Ve Malt Sanayii AS	45,000	154,564

Building - Heavy Construction 0.11%
Mytilineos Holdings SA	3,200	36,942

Building & Construction Products - Miscellaneous 2.43%
Enka Insaat ve Sanayi AS	163,000	153,864
Tekfen Holding AS	95,600	427,994
Wienerberger AG	9,800	241,830
		823,688
Cellular Telecommunication 1.41%
Mobile TeleSystems PJSC, ADR	19,200	178,752
PLAY Communications SA	15,200	131,792
Turkcell Iletisim Hizmetleri AS	76,000	167,801
		478,345

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks (cont’d)	Shares	Value

Chemicals - Diversified 0.64%
Petkim Petrokimya Holding AS *	307,200	$215,257

Coal 0.72%
Jastrzebska Spolka Weglowa SA *	19,200	243,163

Commercial Banks Non-US 13.10%
Akbank T.A.S. *	63,600	75,272
Alpha Bank AE *	83,700	167,568
Banca Transilvania SA	369,465	213,009
Bank Polska Kasa Opieki SA	6,500	194,780
Eurobank Ergasias SA *	37,000	36,418
National Bank of Greece SA *	41,800	114,508
OTP Bank PLC	5,600	223,000
Powszechna Kasa Oszczednosci Bank Polski SA	12,450	142,902
Santander Bank Polska SA	450	44,743
Sberbank of Russia PJSC, ADR	184,750	2,822,980
Turkiye Garanti Bankasi AS *	232,000	364,305
VTB Bank PJSC, GDR	28,000	35,284
		4,434,769
Computer Services 0.90%
Asseco Poland SA	21,300	304,249

Diamonds/Precious Stones 0.53%
Alrosa PJSC	132,000	179,636

Distribution/Wholesale 0.61%
Fourlis Holdings SA *	35,000	205,981

Electric - Distribution 0.57%
Societatea Energetica Electrica SA	71,000	193,179

Electric - Generation 1.81%
CEZ AS	7,000	169,164
Inter RAO UES PJSC	4,361,000	312,390
Unipro PJSC	3,200,000	132,870
		614,424
Energy - Alternate Sources 0.09%
Blockchain Power Trust *	525,000	30,068

Entertainment Software 0.22%
CD Projekt SA	1,300	75,245

Finance - Other Services 0.46%
Moscow Exchange MICEX-RTS PJSC	110,000	156,834

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks (cont’d)	Shares	Value

Food - Retail 2.93%
BIM Birlesik Magazalar AS	11,750	$161,455
Dino Polska SA *	4,650	162,930
Migros Ticaret AS *	88,500	206,610
X5 Retail Group NV, GDR	13,450	461,201
		992,196
Food - Wholesale/Distribution 1.10%
Eurocash SA	67,400	371,680

Gold Mining 1.24%
Alacer Gold Corp. *	30,000	104,234
Highland Gold Mining, Ltd.	40,000	103,784
Polyus PJSC, GDR	4,600	213,282
		421,300
Metal - Diversified 3.77%
MMC Norilsk Nickel PJSC, ADR	51,750	1,165,410
Orsu Metals Corp., 144A #*∆	402,500	110,649
		1,276,059
Metal - Iron 1.47%
Novolipetsk Steel PJSC, GDR	19,750	498,853

Miscellaneous Manufacturing 0.08%
Trakya Cam Sanayii AS	54,000	27,288

Multi-line Insurance 1.34%
Allianz SE	900	217,059
UNIQA Insurance Group AG	3,300	30,747
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,000	205,161
		452,967
Oil Companies - Exploration & Production 3.03%
Novatek PJSC, GDR	4,345	929,830
Societatea Nationala de Gaze Naturale ROMGAZ SA	12,600	97,768
		1,027,598
Oil Companies - Integrated 27.50%
Gazprom Neft PJSC, ADR	1,550	48,143
Gazprom PJSC, ADR	352,300	2,585,411
LUKOIL PJSC, ADR	38,430	3,228,889
MOL Hungarian Oil & Gas PLC	44,610	495,223
OMV Petrom SA	2,263,000	215,401
Polskie Gornictwo Naftowe i Gazownictwo SA	221,500	315,245
Rosneft Oil Co. PJSC, GDR	95,000	623,344
Surgutneftegas OJSC, ADR	91,750	376,175
Tatneft PJSC, ADR	19,420	1,424,457
		9,312,288

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks (cont’d)	Shares	Value

Oil Refining & Marketing 4.16%
Aygaz AS	83,000	$125,740
Grupa Lotos SA	15,750	357,436
Hellenic Petroleum SA	28,200	296,423
Motor Oil Hellas Corinth Refineries SA	12,700	325,041
Polski Koncern Naftowy ORLEN SA	12,550	302,669
		1,407,309
Precious Metals 0.41%
Polymetal International PLC	11,000	139,477

Property/Casualty Insurance 1.47%
Powszechny Zaklad Ubezpieczen SA	42,400	496,197

Recreational Centers 0.44%
Benefit Systems SA *	867	147,319

Regional Banks - Non US 1.65%
TCS Group Holding PLC, GDR	28,500	558,763

Retail - Apparel/Shoe 0.37%
CCC SA	2,800	126,422

Retail - Jewelry 0.56%
Pandora A/S	5,315	189,104

Retail - Major Dept Store 0.91%
Detsky Mir PJSC	226,000	306,685

Retail - Restaurants 0.33%
AmRest Holdings SE *	11,500	111,882

Steel - Producers 4.09%
Eregli Demir ve Celik Fabrikalari TAS	234,500	318,499
Evraz PLC	52,000	440,302
Magnitogorsk Iron & Steel Works PJSC, GDR	49,900	460,260
Severstal PJSC, GDR	9,800	165,874
		1,384,935
Telecom Services 0.76%
O2 Czech Republic AS	12,600	124,798
Turk Telekomunikasyon AS *	153,200	131,575
		256,373
Telephone - Integrated 1.65%
Hellenic Telecommunications Organization SA	21,650	319,873
Magyar Telekom Telecommunications PLC	160,000	237,226
		557,099

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks (cont’d)	Shares	Value

Textile - Apparel 0.55%
LPP SA	91	$186,352

Transportation - Rail 0.60%
Globaltrans Investment PLC, GDR	21,999	204,692

Transportation - Services 1.02%
Celebi Hava Servisi AS	3,050	52,575
Oesterreichische Post AG	8,720	293,541
		346,116
Warehousing & Harbor Transportation Services 0.22%
Tallinna Sadam AS	34,000	75,394

Total Common Stocks		31,192,489
(cost $27,121,078)

Exchange Traded Funds 1.91%
Direxion Daily Russia Bull 3x Shares ETF	3,980	214,562
iShares MSCI Poland ETF	18,200	432,250

Total Exchange Traded Funds		646,812
(cost $580,232)

Warrant 0.00%	Exercise Price	Exp. Date

Energy - Alternate Sources 0.00%
Blockchain Power Trust #*@	$0.80	01/09/20	262,500	0
(cost $0)

Investments, at value 94.03%				31,839,301
(cost $27,701,310)
Other assets and liabilities, net 5.97%				2,022,961
Net Assets 100.00%				$33,862,262

Country Distribution*
Based on Total Investments

Russian Federation	55.2%
Turkey	11.7%
Poland	11.3%
Greece	5.3%
Hungary	3.0%
Other	13.5%
Total	100.0%

*	Country distribution shown is based on domicile. The locale of company operations may be different.

See notes to portfolios of investments and notes to financial statements.

China Region Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks 92.32%	Shares	Value

Agricultural Chemicals 0.37%
China BlueChemical, Ltd., H Shares	206,000	$56,195

Airlines 1.08%
AirAsia Bhd	250,000	165,119

Airport Development/Maintenance 0.09%
Beijing Capital International Airport Co., Ltd., H Shares	16,000	14,022

Apparel Manufacturers 0.16%
Crystal International Group, Ltd.	55,000	24,459

Applications Software 0.14%
Momo, Inc., ADR *	600	21,480

Audio/Video Products 0.51%
TCL Electronics Holdings, Ltd.	160,000	77,296

Automotive - Cars & Light Trucks 1.06%
BAIC Motor Corp., Ltd.	23,000	14,434
Geely Automobile Holdings, Ltd.	86,000	147,458
		161,892
Automotive/Truck Parts & Equipment - Replacement 4.44%
Weichai Power Co., Ltd.	400,000	676,572

Batteries/Battery Systems 1.34%
Tianneng Power International, Ltd.	254,000	204,700

Beverages - Non-alcoholic 2.40%
Vitasoy International Holdings, Ltd.	76,000	365,482

Broadcast Service/Program 0.10%
Global Mediacom Tbk PT	580,900	15,374

Building - Heavy Construction 3.23%
China Tower Corp., Ltd.	1,274,000	334,645
Sino-Thai Engineering & Construction PCL, NVDR	178,700	157,316
		491,961
Building & Construction Products - Miscellaneous 2.40%
China Lesso Group Holdings, Ltd.	216,000	173,569
China National Building Material Co., Ltd.	18,000	15,746
HDC Holdings Co., Ltd.	267	3,510
HDC Hyundai Development Co-Engineering & Construction	374	14,113
IS Dongseo Co., Ltd.	4,743	158,895
		365,833

See notes to portfolios of investments and notes to financial statements.

China Region Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks (cont’d)	Shares	Value

Building Products - Cement 4.33%
Anhui Conch Cement Co., Ltd.	42,000	$262,807
Asia Cement China Holdings Corp.	226,000	362,355
China Shanshui Cement Group, Ltd. *	44,000	18,444
West China Cement, Ltd.	110,000	16,908
		660,514
Casino Hotels 0.50%
NagaCorp, Ltd.	62,000	76,257

Chemicals - Fibers 0.10%
Indorama Ventures PCL, NVDR	9,700	14,878

Coal 0.39%
Agritrade Resources, Ltd.	100,000	14,479
Indo Tambangraya Megah Tbk PT	36,600	45,497
		59,976
Commercial Banks Non-US 2.53%
Bank Central Asia Tbk PT	74,400	157,882
Bank Tabungan Negara Persero Tbk PT	87,200	15,191
Huishang Bank Corp., Ltd.	172,000	69,315
Industrial & Commercial Bank of China, Ltd., H Shares	196,000	143,065
		385,453
Computers - Integrated System 0.09%
PAX Global Technology, Ltd.	33,000	13,424

Consumer Products - Miscellaneous 0.00%
Tongda Hong Tai Holdings, Ltd. *	2,000	305

Containers - Paper/Plastic 0.09%
Lee & Man Paper Manufacturing, Ltd.	20,000	13,992

Electronic Components - Miscellaneous 1.39%
Radiant Opto-Electronics Corp.	63,000	211,718

Electronic Components - Semiconductors 0.24%
Sino-American Silicon Products, Inc.	14,000	36,875

Enterprise Software/Services 0.84%
Sinosoft Technology Group, Ltd.	442,000	127,869

Entertainment Software 1.14%
iDreamSky Technology Holdings, Ltd. *	20,000	12,549
IGG, Inc.	145,000	162,169
		174,718

See notes to portfolios of investments and notes to financial statements.

China Region Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks (cont’d)	Shares	Value

Finance - Investment Banker/Broker 0.70%
Bright Smart Securities & Commodities Group, Ltd.	70,000	$14,169
China Merchants Securities Co., Ltd.	11,800	14,564
CITIC Securities Co., Ltd., H Shares	37,500	78,211
		106,944
Food - Dairy Products 3.36%
China Mengniu Dairy Co., Ltd.	132,000	511,781

Food - Miscellaneous/Diversified 7.25%
Yihai International Holding, Ltd.	213,000	1,105,018

Gas - Distribution 1.11%
China Resources Gas Group, Ltd.	34,000	168,833

Industrial Audio & Video Production 0.46%
Merry Electronics Co., Ltd.	13,000	70,990

Machinery - Construction & Mining 0.31%
United Tractors Tbk PT	24,000	47,886

Medical - Drugs 2.54%
CSPC Pharmaceutical Group, Ltd.	42,000	67,740
Luye Pharma Group, Ltd.	19,000	13,780
Sino Biopharmaceutical, Ltd.	299,000	305,899
		387,419
Multi-line Insurance 6.23%
Ping An Insurance Group Co. of China, Ltd., H shares	79,000	949,965

Multimedia 1.55%
Media Nusantara Citra Tbk PT	3,210,500	236,391

Non-Ferrous Metals 0.03%
Sterling Group Ventures, Inc., 144A #*∆	500,000	5,400

Oil Companies - Exploration & Production 4.36%
CNOOC, Ltd., ADR	3,900	664,365

Oil Field Machinery & Equipment 0.09%
CIMC Enric Holdings, Ltd.	18,000	14,517

Paper & Related Products 0.10%
Nine Dragons Paper Holdings, Ltd.	18,000	15,975

Petrochemicals 0.61%
AK Holdings, Inc. *	334	12,872
Sinopec Shanghai Petrochemical Co., Ltd., ADR	2,000	79,900
		92,772

See notes to portfolios of investments and notes to financial statements.

China Region Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks (cont’d)	Shares	Value

Real Estate Management/Services 4.13%
China Overseas Property Holdings, Ltd.	1,140,000	$594,352
Colour Life Services Group Co., Ltd. *	31,000	20,690
Greentown Service Group Co., Ltd.	18,000	14,545
		629,587
Real Estate Operating/Development 15.74%
China Aoyuan Group, Ltd.	199,000	279,772
China Evergrande Group *	5,000	14,006
China Vanke Co., Ltd., H Shares	41,800	156,722
Country Garden Holdings Co., Ltd.	466,000	708,435
Country Garden Services Holdings Co., Ltd.	154,586	357,198
Gemdale Properties & Investment Corp., Ltd.	614,000	73,138
Longfor Properties Co., Ltd.	125,500	473,187
LPN Development PCL, NVDR	326,100	78,189
Sunac China Holdings, Ltd.	53,000	260,277
		2,400,924
Retail - Apparel/Shoe 5.05%
ANTA Sports Products, Ltd.	53,000	365,552
Li Ning Co., Ltd.	171,000	404,385
		769,937
Retail - Jewelry 1.13%
Chow Tai Fook Jewellery Group, Ltd.	158,200	172,107

Retail - Major Dept Store 0.09%
Lifestyle International Holdings, Ltd.	9,000	13,167

Retail - Regional Dept Store 0.21%
Golden Eagle Retail Group, Ltd.	27,000	31,474

Schools 1.46%
China Yuhua Education Corp., Ltd.	170,000	74,171
Wisdom Education International Holdings Co., Ltd.	280,000	149,082
		223,253
Semiconductor Components - Integrated Circuit 0.07%
Novatek Microelectronics Corp.	2,000	11,160

Shipbuilding 2.01%
Yangzijiang Shipbuilding Holdings, Ltd.	270,100	306,015

Telecom Services 3.82%
CITIC Telecom International Holdings, Ltd.	1,470,000	582,902

See notes to portfolios of investments and notes to financial statements.

China Region Fund

Portfolio of Investments (unaudited)	June 30, 2019

Common Stocks (cont’d)	Shares	Value

Therapeutics 0.95%
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	32,000	$144,433
Total Common Stocks		14,079,579
(cost $12,297,945)

Exchange Traded Funds 3.42%
iShares MSCI India ETF	7,500	264,750
VanEck Vectors Vietnam ETF	16,000	256,320
Total Exchange Traded Funds		521,070
(cost $543,065)

Call Option Purchased 0.76%	Strike Price	Exp. Date	Notional Contract Value	Contracts

Diversified Banking Institution 0.76%
HSBC Holdings PLC	$43.00	09/19	$8,600,000	2,000	116,000
(premiums paid $171,588)

Investments, at value 96.50%					14,716,649
(cost $13,012,598)
Other assets and liabilities, net 3.50%					533,555
Net Assets 100.00%					$15,250,204

Country Distribution*
Based on Total Investments
China	63.9%
Hong Kong	20.3%
Other	8.0%
United States	4.3%
Indonesia	3.5%
Total	100.0%

*	Country distribution shown is based on domicile and not intended to conform to the China region definition in the prospectus. The locale of company operations may be different.

See notes to portfolios of investments and notes to financial statements.

Notes to Portfolios of Investments (unaudited)	June 30, 2019

Legend

◊	Zero coupon bond. Interest rate presented is yield to maturity.
‡	Adjustable rate security, the interest rate of which adjusts periodically based on changes in the current interest rates. Rate presented is as of June 30, 2019.
*	Non-income producing security.
@	Security was fair valued at June 30, 2019, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at June 30, 2019, were 1.53% of Holmes Macro Trends Fund, 11.50% of Global Resources Fund, 1.04% of World Precious Minerals Fund, 0.23% of Gold And Precious Metals Fund and 0.00% of Emerging Europe Fund, respectively. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
#	Illiquid Security.
∆	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of June 30, 2019 amounted to $162,842, 0.45%, of Holmes Macro Trends Fund, $1,324,157, 2.18%, of Global Resources Fund, $959,158, 1.33%, of World Precious Minerals Fund, $2,397,552, 2.34%, of Gold And Precious Metals Fund, $110,649, 0.33%, of Emerging Europe Fund and $5,400, 0.04%, of China Region Fund.
+	See "Restricted Securities" in Notes to Portfolios of Investments.
~	Affiliated Company. (see following)
^	Security is currently in default and is on scheduled interest or principal payment.
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build American Mutual Assurance Company
COP	Certificate of Participation
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corporation
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
PSF-GTD	Public School Fund Guarantee
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bond
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

General

The yields reflect the effective yield from the date of purchase.

Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at June 30, 2019.

Notes to Portfolios of Investments (unaudited)	June 30, 2019

Fair Valuation of Securities

For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.

The Funds are required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.

The three levels defined by the fair value hierarchy are as follows:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.

Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Notes to Portfolios of Investments (unaudited)	June 30, 2019

The following table summarizes the valuation of each Fund’s securities as of June 30, 2019, using the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and Agency Obligations	$–	$34,946,170	$–	$34,946,170
Investments, at Value	$–	$34,946,170	$–	$34,946,170

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds	$–	$45,376,474	$–	$45,376,474
Investments, at Value	$–	$45,376,474	$–	$45,376,474

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
All American Equity Fund
Investments in Securities*
Common Stocks
Airlines	$355,054	$–	$–	$355,054
Beverages - Wine/Spirits	432,086	–	–	432,086
Chemicals - Diversified	475,398	–	–	475,398
Commercial Banks	436,212	–	–	436,212
Commercial Banks - Southern US	383,853	–	–	383,853
Computer Services	378,565	–	–	378,565
Computers	384,634	–	–	384,634
Computers - Memory Devices	357,120	–	–	357,120
Diversified Manufacturing Operations	349,031	–	–	349,031
Electric - Integrated	411,967	–	–	411,967
Electronic Components - Semiconductors	383,430	–	–	383,430
Finance - Credit Card	1,030,285	–	–	1,030,285

Notes to Portfolios of Investments (unaudited)	June 30, 2019

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
All American Equity Fund (continued)
Investments in Securities*
(continued)
Food - Meat Products	$548,305	$–	$–	$548,305
Medical - Biomedical/Genetics	382,934	–	–	382,934
Medical - Drugs	902,146	–	–	902,146
Medical Products	397,952	–	–	397,952
Oil Companies - Exploration & Production	1,099,927	–	–	1,099,927
REITS - Diversified	433,025	–	–	433,025
Retail - Apparel/Shoe	423,837	–	–	423,837
Retail - Consumer Electronics	396,276	–	–	396,276
Retail - Restaurants	1,077,584	–	–	1,077,584
Super-Regional Banks - US	409,297	–	–	409,297
Supranational Bank	398,140	–	–	398,140
Tobacco	326,241	–	–	326,241
Transportation - Rail	400,653	–	–	400,653
Corporate Non-Convertible Bond	–	338,047	–	338,047
Exchange Traded Funds	765,930	–	–	765,930
Put Option	–	39,100	–	39,100
Investments, at Value	$13,339,882	$377,147	$–	$13,717,029

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Holmes Macro Trends Fund
Investments in Securities*
Common Stocks
Aerospace/Defense	$1,786,561	$–	$–	$1,786,561
Building - Residential/Commercial	1,268,025	–	–	1,268,025
Chemicals - Specialty	1,175,590	–	–	1,175,590
Coal	592,179	–	–	592,179
Commercial Services	976,107	–	–	976,107
Data Processing/Management	1,705,443	–	–	1,705,443
Decision Support Software	2,296,921	–	–	2,296,921
E-Commerce/Services	308,696	–	–	308,696
Electronic Secure Devices	1,666,652	–	–	1,666,652
Energy - Alternate Sources	–	–	0	0
Finance - Consumer Loans	963,144	–	–	963,144

Notes to Portfolios of Investments (unaudited)	June 30, 2019

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Holmes Macro Trends Fund (continued)
Investments in Securities*
(continued)
Finance - Credit Card	$957,929	$–	$–	$957,929
Finance - Investment Banker/Broker	1,057,969	–	–	1,057,969
Food - Confectionery	1,560,511	–	–	1,560,511
Home Furnishings	1,580,023	–	–	1,580,023
Information Technology	–	–	152,724	152,724
Instruments - Controls	978,856	–	–	978,856
Machinery - Pumps	1,204,471	–	–	1,204,471
Medical - Biomedical/Genetics	1,140,282	–	–	1,140,282
Medical - HMO	891,771	–	–	891,771
Medical - Hospitals	–	–	0	0
Metal - Diversified	317,666	–	–	317,666
Office Automation & Equipment	499,814	–	–	499,814
Oil Companies - Exploration & Production	1,306,296	–	–	1,306,296
Pastoral & Agricultural	832,025	–	–	832,025
Real Estate Management/Services	715,844	–	–	715,844
Real Estate Operating/Development	–	–	202,219	202,219
Recreational Vehicles	1,449,918	–	–	1,449,918
Semiconductor Equipment	1,816,025	–	–	1,816,025
Television	1,125,055	–	–	1,125,055
Corporate Non-Convertible Bonds	–	861,693	198,755	1,060,448
Exchange Traded Funds	2,698,642	–	–	2,698,642
Warrants
Information Technology	–	–	0	0
Oil Companies - Exploration & Production	1,145	–	–	1,145
Put Option	–	97,750	–	97,750
Investments, at Value	32,873,560	959,443	553,698	34,386,701

Notes to Portfolios of Investments (unaudited)	June 30, 2019

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Resources Fund
Investments in Securities*
Common Stocks
Agricultural Chemicals	$1,668,350	$–	$–	$1,668,350
Building & Construction Products - Miscellaneous	262,200	–	–	262,200
Building Products - Cement	750,878	–	–	750,878
Building Products - Wood	247,871	–	–	247,871
Coal	–	–	0	0
Diamonds/Precious Stones	158,833	–	0	158,833
Diversified Minerals	6,314,682	–	–	6,314,682
Electric - Integrated	562,539	–	–	562,539
Energy - Alternate Sources	866,337	–	0	866,337
Finance - Investment Banker/Broker	332,939	–	–	332,939
Forestry	266,122	–	–	266,122
Gold Mining	5,814,224	–	0	5,814,224
Information Technology	–	–	954,526	954,526
Medical - Hospitals	–	–	0	0
Metal - Copper	290,250	–	–	290,250
Metal - Diversified	4,710,230	–	–	4,710,230
Metal - Iron	2,100,801	–	0	2,100,801
Mining Services	351,266	–	–	351,266
Natural Resource Technology	–	–	120,741	120,741
Non-Ferrous Metals	77,944	–	–	77,944
Oil - Field Services	454,800	–	–	454,800
Oil Companies - Exploration & Production	6,174,789	4,217	0	6,179,006
Oil Companies - Integrated	8,397,298	–	–	8,397,298
Oil Companies - US Royalty Trusts	7,660	–	–	7,660
Oil Refining & Marketing	1,250,085	–	–	1,250,085
Paper & Related Products	1,154,638	–	–	1,154,638
Petrochemicals	599,250	–	–	599,250
Precious Metals	824,671	–	–	824,671
Real Estate Operating/Development	–	–	3,528,984	3,528,984
REITS - Diversified	541,300	–	–	541,300
Retail - Jewelry	41,236	–	–	41,236
Steel - Producers	2,966,018	–	–	2,966,018
Corporate Non-Convertible Bonds	–	1,542,338	2,385,047	3,927,385
Right	9,164	–	–	9,164
Exchange Traded Funds	2,539,417	–	–	2,539,417
Warrants
Electronics - Military	–	0	–	0

Notes to Portfolios of Investments (unaudited)	June 30, 2019

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Resources Fund (continued)
Investments in Securities*
(continued)
Gold Mining	$–	$0	$–	$0
Metal - Diversified	–	0	–	0
Non-Ferrous Metals	–	0	–	0
Oil Companies - Exploration & Production	4,582	–	–	4,582
Call Option	106,875	–	–	106,875
Investments, at Value	49,847,249	1,546,555	6,989,298	58,383,102

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/ Production	$3,082,395	$–	$–	$3,082,395
Capital Pools	326,528	–	–	326,528
Coal	–	–	0	0
Diamonds/Precious Stones	1,072,124	–	0	1,072,124
Diversified Minerals	2,300,484	–	0	2,300,484
Finance - Investment Banker/Broker	15,272	–	–	15,272
Gold Mining	31,937,310	–	30,666	31,967,976
Investment Companies	50,399	–	–	50,399
Medical - Hospitals	–	–	0	0
Metal - Copper	290,176	–	–	290,176
Metal - Diversified	7,931,304	–	–	7,931,304
Metal - Iron	84,246	–	–	84,246
Mining Services	459,238	–	–	459,238
Non-Ferrous Metals	210,378	–	–	210,378
Oil Companies - Exploration & Production	141,270	–	0	141,270
Optical Recognition Equipment	4,798	–	–	4,798
Precious Metals	15,880,361	–	–	15,880,361
Retail - Jewelry	659,768	–	–	659,768
Silver Mining	371,845	–	–	371,845
Corporate Non-Convertible Bond	–	–	636,013	636,013
Rights	222,069	–	–	222,069
Exchange Traded Funds	3,444,300	–	–	3,444,300

Notes to Portfolios of Investments (unaudited)	June 30, 2019

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
World Precious Minerals Fund (continued)
Investments in Securities*
(continued)
Warrants
Gold Mineral Exploration & Development	$–	$–	$0	$0
Gold Mining	–	0	–	0
Metal - Diversified	140,410	–	–	140,410
Retail - Jewelry	23,968	–	–	23,968
Call Option	130,625	–	–	130,625
Investments, at Value	68,779,268	0	666,679	69,445,947

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Diversified Minerals	$75,733	$–	$–	$75,733
Gold Mining	56,651,973	–	–	56,651,973
Medical - Hospitals	–	–	0	0
Mining Services	108,577	–	–	108,577
Non - Ferrous Metals	782,500	–	–	782,500
Platinum	1,238,900	–	–	1,238,900
Precious Metals	18,577,019	–	–	18,577,019
Recycling	1,645,730	–	–	1,645,730
Retail - Jewelry	2,397,552	–	–	2,397,552
Silver Mining	3,177,326	–	–	3,177,326
Corporate Non-Convertible Bonds	–	2,357,683	238,505	2,596,188
Right	6,586	–	–	6,586
Exchange Traded Funds	7,411,750	–	–	7,411,750
Warrants
Gold Mining	–	0	–	0
Retail - Jewelry	–	0	–	0
Call Option	166,250	–	–	166,250
Investments, at Value	$92,239,896	$2,357,683	$238,505	$94,836,084

Notes to Portfolios of Investments (unaudited)	June 30, 2019

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Emerging Europe Fund
Assets
Investments in Securities*
Common Stocks
Agricultural Chemicals	$213,317	$–	$–	$213,317
Airlines	998,756	–	–	998,756
Airport Development/ Maintenance	132,733	–	–	132,733
Appliances	100,266	–	–	100,266
Automotive - Cars & Light Trucks	331,998	–	–	331,998
Automotive/Truck Parts & Equipment - Original	309,705	–	–	309,705
Beverages - Non-alcoholic	85,022	–	–	85,022
Brewery	154,564	–	–	154,564
Building - Heavy Construction	36,942	–	–	36,942
Building & Construction Products - Miscellaneous	823,688	–	–	823,688
Cellular Telecommunication	478,345	–	–	478,345
Chemicals - Diversified	215,257	–	–	215,257
Coal	243,163	–	–	243,163
Commercial Banks Non-US	4,434,769	–	–	4,434,769
Computer Services	304,249	–	–	304,249
Diamonds/Precious Stones	179,636	–	–	179,636
Distribution/Wholesale	205,981	–	–	205,981
Electric - Distribution	193,179	–	–	193,179
Electric - Generation	614,424	–	–	614,424
Energy - Alternate Sources	30,068	–	–	30,068
Entertainment Software	75,245	–	–	75,245
Finance - Other Services	156,834	–	–	156,834
Food - Retail	992,196	–	–	992,196
Food - Wholesale/Distribution	371,680	–	–	371,680
Gold Mining	421,300	–	–	421,300
Metal - Diversified	1,276,059	–	–	1,276,059
Metal - Iron	498,853	–	–	498,853
Miscellaneous Manufacturing	27,288	–	–	27,288
Multi-line Insurance	452,967	–	–	452,967
Oil Companies - Exploration & Production	1,027,598	–	–	1,027,598
Oil Companies - Integrated	9,312,288	–	–	9,312,288
Oil Refining & Marketing	1,407,309	–	–	1,407,309
Precious Metals	139,477	–	–	139,477
Property/Casualty Insurance	496,197	–	–	496,197
Recreational Centers	147,319	–	–	147,319

Notes to Portfolios of Investments (unaudited)	June 30, 2019

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Emerging Europe Fund (continued)
Assets (continued)
Investments in Securities*
(continued)
Regional Banks - Non US	$558,763	$–	$–	$558,763
Retail - Apparel/Shoe	126,422	–	–	126,422
Retail - Jewelry	189,104	–	–	189,104
Retail - Major Dept Store	306,685	–	–	306,685
Retail - Restaurants	111,882	–	–	111,882
Steel - Producers	1,384,935	–	–	1,384,935
Telecom Services	256,373	–	–	256,373
Telephone - Integrated	557,099	–	–	557,099
Textile - Apparel	186,352	–	–	186,352
Transportation - Rail	204,692	–	–	204,692
Transportation - Services	346,116	–	–	346,116
Warehousing & Harbor Transportation Services	75,394	–	–	75,394
Exchange Traded Funds	646,812	–	–	646,812
Warrant
Energy - Alternate Sources	–	0	–	0
Investments, at Value	$31,839,301	$0	$–	$31,839,301
Total Assets	$31,839,301	$0	$–	$31,839,301

Liabilities
Other Financial Instruments†
Currency Contracts	–	(41,247)	–	(41,247)
Total Liabilities	$–	$(41,247)	$–	$(41,247)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
China Region Fund
Investments in Securities*
Common Stocks
Agricultural Chemicals	$56,195	$–	$–	$56,195
Airlines	165,119	–	–	165,119
Airport Development/Maintenance	14,022	–	–	14,022
Apparel Manufacturers	24,459	–	–	24,459
Applications Software	21,480	–	–	21,480
Audio/Video Products	77,296	–	–	77,296

Notes to Portfolios of Investments (unaudited)	June 30, 2019

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
China Region Fund (continued)
Investments in Securities*
(continued)
Automotive - Cars & Light Trucks	$161,892	$–	$–	$161,892
Automotive/Truck Parts & Equipment - Replacement	676,572	–	–	676,572
Batteries/Battery Systems	204,700	–	–	204,700
Beverages - Non-alcoholic	365,482	–	–	365,482
Broadcast Service/Program	15,374	–	–	15,374
Building - Heavy Construction	491,961	–	–	491,961
Building & Construction Products - Miscellaneous	365,833	–	–	365,833
Building Products - Cement	660,514	–	–	660,514
Casino Hotels	76,257	–	–	76,257
Chemicals - Fibers	14,878	–	–	14,878
Coal	59,976	–	–	59,976
Commercial Banks Non-US	385,453	–	–	385,453
Computers - Integrated System	13,424	–	–	13,424
Consumer Products - Miscellaneous	305	–	–	305
Containers - Paper/Plastic	13,992	–	–	13,992
Electronic Components - Miscellaneous	211,718	–	–	211,718
Electronic Components - Semiconductors	36,875	–	–	36,875
Enterprise Software/ Services	127,869	–	–	127,869
Entertainment Software	174,718	–	–	174,718
Finance - Investment Banker/Broker	106,944	–	–	106,944
Food - Dairy Products	511,781	–	–	511,781
Food - Miscellaneous/Diversified	1,105,018	–	–	1,105,018
Gas - Distribution	168,833	–	–	168,833
Industrial Audio & Video Production	70,990	–	–	70,990
Machinery - Construction & Mining	47,886	–	–	47,886
Medical - Drugs	387,419	–	–	387,419
Multi-line Insurance	949,965	–	–	949,965
Multimedia	236,391	–	–	236,391
Non-Ferrous Metals	5,400	–	–	5,400
Oil Companies - Exploration & Production	664,365	–	–	664,365

Notes to Portfolios of Investments (unaudited)	June 30, 2019

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
China Region Fund (continued)
Investments in Securities*
(continued)
Oil Field Machinery & Equipment	$14,517	$–	$–	$14,517
Paper & Related Products	15,975	–	–	15,975
Petrochemicals	92,772	–	–	92,772
Real Estate Management/Services	629,587	–	–	629,587
Real Estate Operating/Development	2,400,924	–	–	2,400,924
Retail - Apparel/Shoe	769,937	–	–	769,937
Retail - Jewelry	172,107	–	–	172,107
Retail - Major Dept Store	13,167	–	–	13,167
Retail - Regional Dept Store	31,474	–	–	31,474
Schools	223,253	–	–	223,253
Semiconductor Components - Integrated Circuit	11,160	–	–	11,160
Shipbuilding	306,015	–	–	306,015
Telecom Services	582,902	–	–	582,902
Therapeutics	144,433	–	–	144,433
Exchange Traded Funds	521,070	–	–	521,070
Call Option	–	116,000	–	116,000
Investments, at Value	$14,600,649	$116,000	$–	$14,716,649

*	Refer to the Portfolios of Investments for a detailed list of the Fund’s investments.
†	Other Financial Instruments are derivatives not reflected in the Portfolios of Investments, such as Currency Contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2019 through June 30, 2019:

	Common Stocks	Corporate Non- Convertible Bond	Total
Holmes Macro Trends Fund
Beginning Balance 12/31/18	$236,043	$233,829	$469,872
Paydowns/Maturities	—	(35,074)	(35,074)
Purchases	150,032	—	150,032
Net change in unrealized appreciation (depreciation)	(31,132)	—	(31,132)
Ending Balance 06/30/19	$354,943	$198,755	$553,698
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/19(1)	$(31,132)	$—	$(31,132)

Notes to Portfolios of Investments (unaudited)	June 30, 2019

	Common Stocks	Corporate Non- Convertible Bond	Total
Global Resources Fund
Beginning Balance 12/31/18	$4,606,245	$2,805,938	$7,412,183
Paydowns/Maturities	—	(420,891)	(420,891)
Net change in unrealized appreciation (depreciation)	(1,994)	—	(1,994)
Ending Balance 06/30/19	$4,604,251	$2,385,047	$6,989,298
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/19(1)	$(1,994)	$—	$(1,994)

	Common Stock	Corporate Non-Convertible Bond	Warrants	Total
World Precious Minerals Fund
Beginning Balance 12/31/18	$0	$748,250	$0	$748,250
Paydown/Maturities	—	(112,237)	0	(112,237)
Transfers to Level 3	30,666	—	—	30,666
Net change in unrealized appreciation (depreciation)	0	—	0	0
Ending Balance 06/30/19	$30,666	$636,013	$0	$666,679
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/19(1)	$—	$—	$—	$—

	Common Stocks	Corporate Non-Convertible Bond	Total
Gold and Precious Metals Fund
Beginning Balance 12/31/18	$0	$280,594	$280,594
Paydowns/Maturities	—	(42,089)	(42,089)
Ending Balance 06/30/19	$0	$238,505	$238,505
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/19(1)	$—	$—	$—

(1)	The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at June 30, 2019.

Significant unobservable inputs developed by the Valuation Committee (“Valuation Committee”) for Level 3 investments held at period end are as follows:

	Fair Value at 06/30/19	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Holmes Macro Trends Fund
Investments in Securities
Common Stocks	152,724	Market Transaction(1)	Discount	0% - 100% discount (24% discount)
Common Stocks	202,219	Method of Comparables Pricing (2)	Multiples	7.5 – 27.6 (10.8)
Corporate Non-Convertible Bond	198,755	Market Transaction(1)	Discount	0%
Warrants	0	Market Transaction(1)	Discount	0%

Notes to Portfolios of Investments (unaudited)	June 30, 2019

	Fair Value at 06/30/19	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Global Resources Fund
Investments in Securities
Common Stocks	1,075,267	Market Transaction(1)	Discount	0% - 100% discount (97% discount)
Common Stocks	3,528,984	Method of Comparables Pricing (2)	Multiples	7.5 – 27.6 (10.8)
Corporate Non-Convertible Bond	2,385,047	Market Transaction(1)	Discount	0%

World Precious Minerals Fund
Investments in Securities
Common Stocks	30,666	Market Transaction(1)	Discount	30% - 100% discount (97% discount)
Warrants	-	Market Transaction(1)	Discount	100%
Corporate Non-Convertible Bond	636,013	Market Transaction(1)	Discount	0%

Gold and Precious Metals Fund
Investments in Securities
Common Stocks	0	Market Transaction(1)	Discount	100%
Corporate Non-Convertible Bond	238,505	Market Transaction(1)	Discount	0% - 100% discount (67% discount)

(1)	Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.
(2)	The Method of Comparables Pricing valuation technique involves determining a comparable group of companies that exhibit similar characteristics to that of the Level 3 security (the Comparables), gathering information about the Comparables to determine their range of valuation multiples and selecting the appropriate multiple within the determined range of the Comparables to apply in valuing the Level 3 security.

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.

Affiliated Companies

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended June 30, 2019.

Notes to Portfolios of Investments (unaudited)	June 30, 2019

		Shares of Affiliated Companies
Global Resources Fund	December 31, 2018	Additions	Reductions	June 30, 2019
Caribbean Resources Corp.	17	—	—	17
Libero Copper Corp.	3,875,000	—	—	3,875,000
Pacific Green Energy Corp.	2,400,000	—	—	2,400,000

At June 30, 2019, the value of investments in affiliated companies was $310,698, representing 0.51% of net assets, and the total cost was $28,210,559. Net realized loss on transactions was $0 and there was no income earned for the period.

		Shares of Affiliated Companies
World Precious Minerals Fund	December 31, 2018	Additions	Reductions	June 30, 2019
Argo Gold, Inc.	2,967,500	—	—	2,967,500
Barksdale Capital Corp.	2,700,000	—	—	2,700,000
Barsele Minerals Corp.	7,050,000	150,000	—	7,200,000
Chakana Copper Corp.	4,600,000	—	—	4,600,000	(a)
CopperBank Resources Corp.	22,979,418	—	—	22,979,418
Dolly Varden Silver Corp.	8,428,000	554,000	—	8,982,000
Fremont Gold, Ltd.	4,000,000	—	—	4,000,000
Mammoth Resources Corp.	2,171,200	—	—	2,171,200
Polarx, Ltd.	15,653,968	18,000,000	—	33,653,968
Radisson Mining Resources, Inc.	8,244,000	—	(804,000)	7,440,000
Toachi Mining, Inc.	6,000,000	—	—	6,000,000
TriStar Gold, Inc.	31,130,000	6,000	—	31,136,000
TriStar Gold, Inc., Warrants	1,000,000	—	(1,000,000)	—	(a)
VR Resources, Ltd.	3,000,000	—	—	3,000,000
VR Resources, Ltd., Warrants	862,500	—	(862,500)	—	(a)

At June 30, 2019, the value of investments in affiliated companies was $14,175,893, representing 19.65% of net assets, and the total cost was $19,291,160. Net realized loss on transactions was $(21,412) and there was no income earned for the period.

(a)	At June 30, 2019, the company was no longer defined as an affiliate, although it was an affiliate company during the year.

Restricted Securities

The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

Holmes Macro Trends Fund	Acquisition Date	Cost per Share/Unit
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00

Notes to Portfolios of Investments (unaudited)	June 30, 2019

As of June 30, 2019, the total cost of restricted securities was $625,379, and the total value was $400,974, representing 1.11% of net assets.

Global Resources Fund	Acquisition Date	Cost per Share/Unit
CruzSur Energy Corp.	08/30/17	$0.79
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00
I-Pulse, Inc., 144A	10/04/07	$1.88
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00

As of June 30, 2019, the total cost of restricted securities was $9,878,398, and the total value was $6,038,989, representing 9.93% of net assets.

World Precious Minerals Fund	Acquisition Date	Cost per Share/Unit
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00

As of June 30, 2019, the total cost of restricted securities was $636,013, and the total value was $636,013, representing 0.88% of net assets.

Gold and Precious Metals Fund	Acquisition Date	Cost per Share/Unit
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00

As of June 30, 2019, the total cost of restricted securities was $238,505, and the total value was $238,505, representing 0.23% of net assets.

Statements of Assets and Liabilities (unaudited)

U.S. Government Securities Ultra-Short Bond Fund
Investments, at identified cost	$34,936,560

Assets
Investments, at value:
Securities of unaffiliated issuers	$34,946,170
Cash	10,233,732
Receivables:
Dividends and interest	76,213
Capital shares sold	24,426
From adviser	3,777
Prepaid expenses	13,662
Total Assets	45,297,980

Liabilities
Due to custodian	–
Payables:
Capital shares redeemed	8,509
Distributions payable	9,187
Investments purchased	–
Accrued expenses and other payables:
Adviser	–
Administration and Transfer Agent fees	11,173
Trustees	79
Other expenses	15,127
Total Liabilities	44,075

Net Assets	$45,253,905

Net Assets Consist of:
Paid-in capital	$45,234,154
Distributable earnings	19,751
Net assets applicable to capital shares outstanding	$45,253,905
By share class
Net Assets
Investor Class	$45,253,905
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class	22,644,803
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class	$2.00

See accompanying notes to financial statements.

June 30, 2019

Near-Term Tax Free Fund	All American Equity Fund	Holmes Macro Trends Fund
$45,162,273	$13,556,648	$34,633,193

$45,376,474	$13,717,029	$34,386,701
882,844	259,427	1,894,362
459,473	27,519	14,580
10,299	2,678	2,242
3,074	–	–
15,008	11,948	9,092
46,747,172	14,018,601	36,306,977

–	–	–
8,095	13,806	6,578
2,780	–	–
1,038,705	–	–
–	2,920	13,764
9,627	5,939	10,850
77	35	68
21,228	23,750	44,296
1,080,512	46,450	75,556

$45,666,660	$13,972,151	$36,231,421

$46,658,704	$14,003,956	$36,573,251
(992,044)	(31,805)	(341,830)
$45,666,660	$13,972,151	$36,231,421

$45,666,660	$13,972,151	$36,231,421

20,622,366	567,965	2,133,953

$2.21	$24.60	$16.98

Statements of Assets and Liabilities (unaudited)

Global Resources Fund
Investments, at identified cost	$108,080,987

Assets
Investments, at value:
Securities of unaffiliated issuers	$58,072,404
Securities of affiliated issuers	310,698
Cash	1,213,777
Foreign currencies (Cost $888,465, $171,842, $6,839, $229,144 and $32,713)	911,369
Receivables:
Dividends and interest	301,800
Capital shares sold	3,737
Investments sold	108,294
Prepaid expenses	11,380
Total Assets	60,933,459

Liabilities
Unrealized loss on forward foreign currency contracts	–
Due to custodian	–
Payables:
Capital shares redeemed	8,034
Investments purchased	28,882
Foreign capital gains tax payable	–
Accrued expenses and other payables:
Adviser	782
Administration and Transfer Agent fees	16,149
Trustees	100
Other expenses	58,719
Total Liabilities	112,666

Net Assets	$60,820,793

Net Assets Consist of:
Paid-in capital	$341,861,635
Distributable earnings	(281,040,842)
Net assets applicable to capital shares outstanding	$60,820,793
By share class
Net Assets
Investor Class	$60,820,793
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class	13,118,938
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class	$4.64

See accompanying notes to financial statements.

June 30, 2019

World Precious Minerals Fund	Gold and Precious Metals Fund	Emerging Europe Fund	China Region Fund
$123,172,216	$84,453,636	$27,701,310	$13,012,598

$55,270,054	$94,836,084	$31,839,301	$14,716,649
14,175,893	–	–	–
2,679,669	7,307,463	1,537,986	499,767
175,674	7,012	232,364	32,713
13,255	43,362	358,950	101,998
41,746	333,200	30,590	1,663
–	80,919	73,346	–
16,373	24,711	14,220	11,018
72,372,664	102,632,751	34,086,757	15,363,808

–	–	41,247	–
–	–	–	–
101,639	64,810	11,219	14,632
23,242	–	76,241	51,549
–	–	17,921	2,707
6,140	32,993	19,740	2,111
17,784	22,340	9,621	8,616
9,715	142	64	37
54,377	52,948	48,442	33,952
212,897	173,233	224,495	113,604

$72,159,767	$102,459,518	$33,862,262	$15,250,204

$447,028,864	$185,090,127	$52,066,404	$14,810,720
(374,869,097)	(82,630,609)	(18,204,142)	439,484
$72,159,767	$102,459,518	$33,862,262	$15,250,204

$72,159,767	$102,459,518	$33,862,262	$15,250,204

25,103,990	12,806,439	4,736,208	1,745,668

$2.87	$8.00	$7.15	$8.74

Statements of Operations (unaudited)

U.S. Government Securities Ultra-Short Bond Fund
Net Investment Income

Income
Dividends from unaffiliated issuers	$–
Net dividends	–
Interest and other	472,276
Total income	472,276

Expenses:
Management fee	116,229
Administrative services fee	42,904
Distribution plan fee	–
Transfer agent fees and expenses	17,530
Professional fees	15,212
Custodian fees	3,337
Shareholder reporting expenses	6,094
Registration fees	10,284
Trustee fees and expenses	3,154
Chief compliance officer fees	3,061
Miscellaneous expenses	13,935
Total expenses before reductions	231,740
Expenses offset - Note 1 H	–
Expenses reimbursed - Note 3	(127,135)
Net expenses	104,605

Net Investment Income (Loss)	367,671

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers	6,137
Foreign currency transactions	–
Written options	–
Net realized gain (loss)	6,137
Net change in unrealized appreciation of:
Investments in unaffiliated issuers	29,755
Net change in unrealized appreciation	29,755

Net Realized and Unrealized Gain (Loss) on Investments	35,892

Net Increase (Decrease) In Net Assets Resulting From Operations	$403,563

See accompanying notes to financial statements.

For the Six Months Ended June 30, 2019

Near-Term Tax Free Fund	All American Equity Fund	Holmes Macro Trends Fund

$–	$140,529	$226,089
–	140,529	226,089
385,248	11,172	44,581
385,248	151,701	270,670

118,107	40,605	157,028
43,206	26,126	42,442
–	17,580	45,085
10,022	10,434	13,180
15,213	12,279	14,681
14,120	14,820	38,312
5,728	5,357	5,771
10,737	9,972	10,655
3,173	1,938	2,764
3,121	923	2,366
32,956	9,007	18,374
256,383	149,041	350,658
(25,632)	(15,744)	(51,332)
(124,453)	–	–
106,298	133,297	299,326

278,950	18,404	(28,656)

(740)	(462,532)	395,837
–	–	1,148
–	7,426	16,233
(740)	(455,106)	413,218

406,329	1,812,839	3,154,844
406,329	1,812,839	3,154,844
405,589	1,357,733	3,568,062

$684,539	$1,376,137	$3,539,406

Statements of Operations (unaudited)

Global Resources Fund
Net Investment Income

Income
Dividends from unaffiliated issuers	$932,136
Foreign tax withheld on dividends	(95,691)
Net dividends	836,445
Interest and other	244,228
Total income	1,080,673

Expenses:
Management fee	196,911
Administrative services fee	50,352
Administrative services fee - Investor Class	15,109
Administrative services fee - Institutional Class	39
Distribution plan fee	75,541
Transfer agent fees and expenses	–
Transfer agent fees and expenses - Investor Class	26,495
Transfer agent fees and expenses - Institutional Class	8,060
Professional fees	16,579
Custodian fees	33,058
Shareholder reporting expenses	–
Shareholder reporting expenses - Investor Class	7,131
Shareholder reporting expenses - Institutional Class	1,474
Registration fees	–
Registration fees - Investor	8,230
Registration fees - Institutional	18,125
Trustee fees and expenses	3,677
Chief compliance officer fees	3,994
Miscellaneous expenses	65,446
Total expenses before reductions	530,221
Expenses offset - Note 1 H	(35,787)
Expenses reimbursed - Note 3	(32,464)
Net expenses	461,970

Net Investment Income (Loss)	618,703

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers	(15,132,966)
Securities from affiliated issuers	–
Foreign currency transactions	(31,805)
Foreign capital gains taxes	–
Net realized gain (loss)	(15,164,771)
Net change in unrealized appreciation (depreciation) of:
Investments in unaffiliated issuers	18,569,321
Investments in affiliated issuers	90,721
Other assets and liabilities denominated in foreign currencies	33,800
Deferred foreign capital gains taxes	–
Net change in unrealized appreciation	18,693,842

Net Realized and Unrealized Gain (Loss) on Investments	3,529,071

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,147,774

See accompanying notes to financial statements.

For the Six Months Ended June 30, 2019

World Precious Minerals Fund	Gold and Precious Metals Fund	Emerging Europe Fund	China Region Fund

$21,302	$253,268	$971,141	$260,502
(1,250)	(45,137)	(124,584)	(8,130)
20,052	208,131	846,557	252,372
51,541	96,656	–	–
71,593	304,787	846,557	252,372

248,356	409,002	159,112	68,408
54,214	82,754	44,837	38,000
17,181	–	–	–
323	–	–	–
85,901	114,043	40,713	18,050
–	38,183	10,854	10,718
38,449	–	–	–
8,013	–	–	–
18,164	18,233	15,996	15,002
16,447	22,725	30,250	10,223
–	7,915	6,264	5,858
8,010	–	–	–
1,545	–	–	–
–	12,528	10,177	9,602
9,984	–	–	–
18,644	–	–	–
4,051	4,796	2,622	1,942
4,617	5,916	2,157	953
62,917	65,262	56,101	29,378
596,816	781,357	379,083	208,134
(16,750)	(45,178)	(17,645)	(10,754)
(35,916)	–	–	(35,111)
544,150	736,179	361,438	162,269

(472,557)	(431,392)	485,119	90,103

(3,012,458)	3,579,245	(1,123,171)	(1,010,400)
(21,412)	–	–	–
25,727	(21,963)	(156,597)	(2,009)
–	–	(7,114)	–
(3,008,143)	3,557,282	(1,286,882)	(1,012,409)

7,001,501	13,372,874	6,255,012	2,972,770
836,771	–	–	–
3,948	(6,835)	(5,367)	71
–	–	(11,594)	(2,708)
7,842,220	13,366,039	6,238,051	2,970,133
4,834,077	16,923,321	4,951,169	1,957,724

$4,361,520	$16,491,929	$5,436,288	$2,047,827

Statements of Changes in Net Assets

	U.S. Government Securities Ultra-Short Bond Fund
	For the Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets
From operations:
Net investment income	$367,671	$551,515
Net realized gain (loss)	6,137	5,522
Net change in unrealized appreciation (depreciation)	29,755	41,634
Net increase (decrease) in net assets from operations	403,563	598,671

Distributions to shareholders
Investor Class	(368,510)	(550,423)
Total distributions paid	(368,510)	(550,423)

From capital share transactions:
Proceeds from shares sold
Investor Class	2,325,152	7,872,300
Distributions reinvested
Investor Class	305,634	465,299
	2,630,786	8,337,599
Cost of shares redeemed
Investor Class	(4,702,351)	(10,522,171)
Net decrease in net assets from capital share transactions	(2,071,565)	(2,184,572)
Net Increase (Decrease) in Net Assets	(2,036,512)	(2,136,324)
Net Assets
Beginning of period	47,290,417	49,426,741
End of period	$45,253,905	$47,290,417
Capital Share Activity
Investor Class
Shares sold	1,162,576	3,941,763
Shares reinvested	152,817	233,093
Shares redeemed	(2,351,175)	(5,269,444)
Net capital share activity	(1,035,782)	(1,094,588)

See accompanying notes to financial statements.

Near-Term Tax Free Fund		All American Equity Fund
For the Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
$278,950	$688,086	$18,404	$11,267
(740)	(326,886)	(455,106)	1,402,742
406,329	(11,534)	1,812,839	(2,292,346)
684,539	349,666	1,376,137	(878,337)

(280,047)	(684,664)	–	(88,448)
(280,047)	(684,664)	–	(633,115)

7,275,253	10,510,615	736,399	3,247,177

262,939	637,794	–	603,522
7,538,192	11,148,409	736,399	3,850,699

(12,189,639)	(30,019,533)	(1,776,221)	(4,635,324)

(4,651,447)	(18,871,124)	(1,039,822)	(784,625)
(4,246,955)	(19,206,122)	336,315	(2,296,077)

49,913,615	69,119,737	13,635,836	15,931,913
$45,666,660	$49,913,615	$13,972,151	$13,635,836

3,298,900	4,782,451	30,675	128,047
119,243	290,776	–	27,634
(5,529,522)	(13,667,676)	(74,320)	(183,797)
(2,111,379)	(8,594,449)	(43,645)	(28,116)

Statements of Changes in Net Assets

	Holmes Macro Trends Fund
	For the Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$(28,656)	$(125,451)
Net realized gain (loss)	413,218	4,467,826
Net change in unrealized appreciation (depreciation)	3,154,844	(7,483,102)
Net increase (decrease) in net assets from operations	3,539,406	(3,140,727)

Distributions to shareholders
Investor Class	–	–
Institutional Class	–	–
Total distributions paid	–	(4,775,226)

From capital share transactions:
Proceeds from shares sold
Investor Class	593,401	1,951,359
Institutional Class	–	–
Distributions reinvested
Investor Class	1,308	4,545,440
Institutional Class	–	–
	594,709	6,496,799
Cost of shares redeemed
Investor Class	(1,750,217)	(6,330,584)
Institutional Class	–	–
Net increase (decrease) in net assets from capital share transactions	(1,155,508)	166,215
Net Increase (Decrease) in Net Assets	2,383,898	(7,749,738)
Net Assets
Beginning of period	33,847,523	41,597,261
End of period	$36,231,421	$33,847,523
Capital Share Activity
Investor Class
Shares sold	34,939	104,653
Shares reinvested	87	302,626
Shares redeemed	(105,074)	(334,222)
Net capital share activity	(70,048)	73,057
Institutional Class
Shares sold	–	–
Shares reinvested	–	–
Shares redeemed	–	–
Net capital share activity	–	–

See accompanying notes to financial statements.

Global Resources Fund		World Precious Minerals Fund
For the Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
$618,703	$1,705,113	$(472,557)	$(712,552)
(15,164,771)	(10,958,982)	(3,008,143)	1,972,867
18,693,842	(12,888,701)	7,842,220	(38,514,554)
4,147,774	(22,142,570)	4,361,520	(37,254,239)

–	(2,777,109)	–	(10,428,896)
–	(11,485)	–	(270,361)
–	(2,788,594)	–	(10,699,257)

842,352	6,295,513	8,794,233	33,624,272
1,428	27,542	91,417	142,294

–	2,670,832	838	9,830,922
–	9,902	–	269,739
843,780	9,003,789	8,886,488	43,867,227

(4,862,162)	(19,180,191)	(10,142,796)	(42,288,710)
(229,984)	(235,764)	(1,806,332)	(537,036)

(4,248,366)	(10,412,166)	(3,062,640)	1,041,481
(100,592)	(35,343,330)	1,298,880	(46,912,015)

60,921,385	96,264,715	70,860,887	117,772,902
$60,820,793	$60,921,385	$72,159,767	$70,860,887

187,478	1,049,184	3,216,121	8,676,459
–	626,956	332	3,900,899
(1,082,202)	(3,388,462)	(3,717,309)	(11,444,167)
(894,724)	(1,712,322)	(500,856)	1,133,191

311	4,816	32,173	33,951
–	2,297	–	107,039
(51,066)	(40,896)	(676,052)	(135,597)
(50,755)	(33,783)	(643,879)	5,393

Statements of Changes in Net Assets

	Gold and Precious Metals Fund
	For the Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$(431,392)	$(757,104)
Net realized gain (loss)	3,557,282	12,685,301
Net change in unrealized appreciation (depreciation)	13,366,039	(25,732,709)
Net increase (decrease) in net assets from operations	16,491,929	(13,804,512)

Distributions to shareholders
Investor Class	–	(1,486,190)
Total distributions paid	–	(1,486,190)

From capital share transactions:
Proceeds from shares sold
Investor Class	29,204,015	32,704,862
Distributions reinvested
Investor Class	52	1,376,717
Proceeds from short-term trading fees
Investor Class	–	20
	29,204,067	34,081,599
Cost of shares redeemed
Investor Class	(29,342,868)	(33,424,316)
Net increase (decrease) in net assets from capital share transactions	(138,801)	657,283
Net Increase (Decrease) in Net Assets	16,353,128	(14,633,419)
Net Assets
Beginning of period	86,106,390	100,739,809
End of period	$102,459,518	$86,106,390
Capital Share Activity
Investor Class
Shares sold	4,015,820	4,598,868
Shares reinvested	8	213,114
Shares redeemed	(4,056,684)	(4,621,311)
Net capital share activity	(40,856)	190,671

See accompanying notes to financial statements.

Emerging Europe Fund		China Region Fund
For the Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
$485,119	$812,529	$90,103	$207,982
(1,286,882)	558,281	(1,012,409)	3,179,729
6,238,051	(8,317,244)	2,970,133	(10,429,228)
5,436,288	(6,946,434)	2,047,827	(7,041,517)

–	–	–	(134,446)
–	–	–	(391,917)

594,547	2,640,089	1,330,292	3,083,370

–	–	281	361,957

–	–	–	–
594,547	2,640,089	1,330,573	3,445,327

(3,318,595)	(9,845,502)	(1,381,079)	(12,534,243)

(2,724,048)	(7,205,413)	(50,506)	(9,088,916)
2,712,240	(14,151,847)	1,997,321	(16,522,350)

31,150,022	45,301,869	13,252,883	29,775,233
$33,862,262	$31,150,022	$15,250,204	$13,252,883

90,646	360,886	153,704	275,292
–	–	37	48,390
(500,171)	(1,429,533)	(161,432)	(1,153,285)
(409,525)	(1,068,647)	(7,691)	(829,603)

Notes to Financial Statements (unaudited)	June 30, 2019

Note 1: Organization and Significant Accounting Policies

U.S. Global Investors Funds (“Trust”), consisting of the nine separate funds (“Funds”) included in this report, is organized as a Delaware statutory trust. Each Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and follows the specialized accounting and reporting guidance in FASB Accounting Standards Codification Topic 946. All Funds are diversified with the exception of Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging Europe and China Region. A nondiversified fund may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

On June 14, 2019, the Institutional Shares of the Global Resources Fund and the World Precious Minerals Fund were liquidated and terminated pursuant to a Board approved Plan of Share Class Termination. On the Liquidation Date, each Fund made a liquidating distribution to shareholders of the Institutional Shares equal to each Shareholder’s proportionate interest in the Institutional Shares.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

A. Security Valuations

The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Debt securities having 60 days or less to maturity that are expected to be valued at par at maturity may be priced by the amortized cost method if the Valuation Committee determines it would approximate market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data. For more information please see Notes to Portfolio of Investments.

B. Cash-Concentration in Uninsured Account

For cash management purposes the Funds may concentrate cash with the Funds’ custodian. As of June 30, 2019, The U.S. Government Securities Ultra-Short Bond Fund, Near-Term Tax Free Fund, All American Equity Fund, Holmes Macro Trends Fund, Global Resources Fund, World Precious Minerals Fund, Gold and Precious Metals Fund, Emerging Europe Fund and China Region Fund held $10,233,732, $882,844, $259,427, $1,894,362, $1,213,777, $2,679,669, $7,307,463, $1,537,986 and $499,767, respectively, as cash reserves at Brown Brothers Harriman & Co. (BBH).

C. Fair Valued Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith by the Valuation Committee of U.S. Global Investors, Inc. (Adviser), under policies and procedures established by the Trust’s Board of Trustees. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee meets on a regular basis to review securities which may not have readily available market prices and considers a

Notes to Financial Statements (unaudited)	June 30, 2019

number of factors in determining fair value, including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Valuation Committee regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Valuation Committee reports quarterly to the Trust’s Board of Trustees.

For securities traded on international exchanges, if events which may materially affect the value of a Fund’s securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith in accordance with the policies approved by the Board of Trustees. The Funds use a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.

D. Security Transactions and Investment Income

Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund has confirmed the ex-dividend date. Interest income, which may include original issue discount, is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-maturity basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Investment income and realized and unrealized gains (losses) are allocated to each Fund’s share class based on their respective net assets.

The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate collateral on their books with a value at least equal to the amount of the commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.

E. Foreign Currency Transactions

Some Funds may invest in securities of foreign issuers. The accounting records of these Funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.

F. Federal Income Taxes

The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for

Notes to Financial Statements (unaudited)	June 30, 2019

federal income taxes is required. Each Fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the Fund’s understanding of the tax rules and regulations in the foreign markets.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2018 tax returns. The Funds file U.S. federal and excise tax returns as required. The Funds’ 2015, 2016, 2017 and 2018 (when filed) tax returns are open to examination by the federal and applicable state tax authorities. The Funds have no examinations in progress.

G. Dividends and Distributions to Shareholders

The Funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassifications related to permanent book and tax basis differences are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.

The Funds, except as noted below, generally pay income dividends and distribute capital gains, if any, annually. The U.S. Government Securities Ultra-Short Bond Fund and the Near-Term Tax Free Fund pay dividends monthly. A Fund may elect to designate a portion of the earnings and profits distributed to shareholders on the redemption of fund shares during the year as distributions for federal income tax purposes. Differences in per share dividend rates for multiclass funds generally result from the relative weightings of pro rata income allocations and from differences in separate class expenses.

H. Expenses

Fund specific expenses are allocated to that Fund and pro rata across share classes. Expenses that are not fund specific are allocated among Funds and pro rata across share classes. Class specific expenses (including, but not limited to, distribution plan fees, if any, a portion of the administrative services fees, transfer agency fees and expenses, shareholder reporting expenses and certain legal and registration fees) are allocated to the class that incurs such expense. Except for the U.S. Government Securities Ultra-Short Bond Fund, expense offset arrangements have been made with the Funds’ custodian so the custodian fees may be paid indirectly by credits earned on the Funds’ cash balances. Such deposit arrangements are an alternative to overnight investments. Custodian fees are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses. For the U.S. Government Securities Ultra-Short Bond Fund, credits earned on its cash balance are included in interest and other income.

I. Use of Estimates in Financial Statement Preparation

The Funds are investment companies accounted for in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Therefore they follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported

Notes to Financial Statements (unaudited)	June 30, 2019

amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2: Financial Derivative Instruments

A. Options Contracts

Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.

Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).

Writing a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired. An inability to close out its options positions may reduce a Fund’s anticipated profits or increase its losses.

As of June 30, 2019, there were no securities held in escrow by the custodian as cover for call options written.

Notes to Financial Statements (unaudited)	June 30, 2019

B. Forward Foreign Currency Contracts

The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Open forward foreign currency contracts as of June 30, 2019, were as follows:

Fund	Counterparty	Currency to Deliver		Currency to Receive		Settlement Date	Settlement Value at June 30, 2019	Net Unrealized Depreciation
Emerging Europe Fund	Brown Brothers Harriman & Co.	TRY	7,000,000	USD	1,189,546	7/8/2019	$1,203,426	$(13,880)
	Brown Brothers Harriman & Co.	TRY	11,000,000	USD	1,848,740	7/22/2019	1,876,107	(27,367)
								$(41,247)

C. Summary of Derivative Instruments

The following is a summary of the valuations of derivative instruments categorized by location in the Statements of Assets and Liabilities as of June 30, 2019:

Location	All American Equity Fund	Holmes Macro Trends Fund	Global Resources Fund
Asset derivatives
Investments, at value
Purchased options – Equity risk	$39,100	$97,750	$106,875
Total	$39,100	$97,750	$106,875

Location	World Precious Minerals Fund	Gold and Precious Metals Fund	Emerging Europe Fund	China Region Fund
Asset derivatives
Investments, at value
Purchased options – Equity risk	$130,625	$166,250	$–	$116,000

Liability derivatives
Unrealized loss on forward foreign currency contracts – Currency contract risk	$–	$–	$(41,247)	$–
Total	$130,625	$166,250	$(41,247)	$116,000

Notes to Financial Statements (unaudited)	June 30, 2019

The following is a summary of the effect of derivative instruments on the Statements of Operations as of June 30, 2019:

Location	All American Equity Fund	Holmes Macro Trends Fund	Global Resources Fund
Realized gain (loss) on derivatives recognized in income
Realized gain (loss) from securities
Purchased options – Equity risk	$–	$–	$(1,212,541)
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk	–	–	–
Realized gain (loss) from written options – Equity risk	7,426	16,233	0
	7,426	16,233	(1,212,541)
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) of investments
Purchased options – Equity risk	(205,149)	(512,343)	960,601
Net change in unrealized gain (loss) from foreign currency transactions – Currency contract risk	(205,149)	(512,343)	960,601
Total	$(197,723)	$(496,110)	$(251,940)

Notes to Financial Statements (unaudited)	June 30, 2019

Location	World Precious Minerals Fund	Gold and Precious Metals Fund	Emerging Europe Fund	China Region Fund
Realized gain (loss) on derivatives recognized in income
Realized gain (loss) from securities
Purchased options – Equity risk	$(161,816)	$(95,895)	$–	$–
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk	–	–	(151,767)	–
Realized gain (loss) from written options – Equity risk	0	0	–	–
	(161,816)	(95,895)	(151,767)	–
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) of investments
Purchased options – Equity risk	35,312	44,661	–	(55,588)
Net change in unrealized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk	–	–	(41,247)	–
	35,312	44,661	(41,247)	(55,588)
Total	$(126,504)	$(51,234)	$(193,014)	$(55,588)

The total value of transactions in written options, purchased options and forward currency contracts outstanding during the period ended June 30, 2019, were approximately as follows:

Fund	Purchased Options	Written Options	Forward Currency Contracts
All American Equity Fund	$50,198	$(13,354)	$–
Holmes Macro Trends Fund	125,644	(50,565)	–
Global Resources Fund	458,124	–	–
World Precious Minerals Fund	530,570	–	–
Gold and Precious Metals Fund	576,418	–	–
Emerging Europe Fund	–	–	15,570,075
China Region Fund	171,588	–	–

Notes to Financial Statements (unaudited)	June 30, 2019

Asset (Liability) amounts shown in the table below represent amounts for derivative related instruments at June 30, 2019. These amounts may be collateralized by cash or financial instruments.

	Gross Asset (Liability) as Presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged*	Cash Collateral (Received) Pledged*	Net Amount
All American Equity
Assets:
Over-the-counter derivatives	$39,100	$–	$–	$39,100
Holmes Macro Trends
Assets:
Over-the-counter derivatives	97,750	–	–	97,750
Global Resources
Assets:
Over-the-counter derivatives	106,875	–	–	106,875
World Precious Minerals
Assets:
Over-the-counter derivatives	130,625	–	–	130,625
Gold and Precious Metals
Assets:
Over-the-counter derivatives	166,250	–	–	166,250
Emerging Europe
Liabilities:
Over-the-counter derivatives	(41,247)	–	–	(41,247)
China Region
Assets:
Over-the-counter derivatives	116,000	–	–	116,000

*	The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Note 3: Investment Advisory and Other Agreements

The Adviser, under an investment advisory agreement with the Trust in effect through October 1, 2019, furnishes management and investment advisory services and, subject to the supervision of the trustees, directs the investments of each Fund according to each Fund’s investment objectives, policies and limitations.

Notes to Financial Statements (unaudited)	June 30, 2019

For the services of the Adviser, each Fund pays a base management or advisory fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:

Fund	Average Percentage of Average Daily Net Assets
U.S. Government Securities Ultra-Short Bond	.50% of the first $250,000,000 and .375% of the excess
Near-Term Tax Free	.50%
All American Equity	.80% of the first $500,000,000 and .75% of the excess
Holmes Macro Trends	1.00%
Global Resources	.95% of the first $500,000,000; .90% of $500,000,001 to $1,000,000,000 and .85% of the excess
World Precious Minerals	1.00% of the first $500,000,000; .95% of $500,000,001 to $1,000,000,000 and .90% of the excess
Gold and Precious Metals	.90% of the first $500,000,000 and .85% of the excess
Emerging Europe	1.25%
China Region	1.25%

The advisory agreement also provides that the base advisory fee of the Equity Funds will be adjusted upwards or downwards by 0.25 percent if there is a performance difference of 5 percent or more between a Fund’s performance and that of its designated benchmark index over the prior 12 months. The performance adjustment is calculated separately for each share class. The benchmarks are as follows:

Fund	Benchmark Index
All American Equity	S&P 500 Index
Holmes Macro Trends	S&P Composite 1500 Index
Global Resources	S&P Global Natural Resources Index (Net Total Return)
World Precious Minerals	NYSE Arca Gold Miners Index
Gold and Precious Metals	FTSE Gold Mines Index
Emerging Europe	MSCI Emerging Markets Europe 10/40 Index (Net Total Return)
China Region	Hang Seng Composite Index

No performance adjustment is applied unless the difference between the class’s investment performance and the benchmark is 5 percent or greater (positive or negative) during the applicable performance measurement period. The performance fee adjustment is calculated monthly in arrears and is accrued ratably during the month. The management fee, net of any performance fee adjustment, is paid monthly in arrears.

The amounts shown as Management fee on the Statements of Operations reflects the base fee plus/minus any performance adjustment. During the period ended June 30, 2019, the Funds recorded performance adjustments as follows:

Fund	Investor Class Performance Fee Adjustment	Institutional Class Performance Fee Adjustment
All American Equity	$(15,652)	N/A
Holmes Macro Trends	(23,314)	N/A
Global Resources	(90,752)	$(331)
World Precious Minerals	(101,352)	(2,104)
Gold and Precious Metals	(1,553)	N/A
Emerging Europe	(44,455)	N/A
China Region	(21,843)	N/A

Notes to Financial Statements (unaudited)	June 30, 2019

Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) and the Adviser act as co-administrators to the Trust. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and and Anti-Money Laundering Officer to each Fund, as well as certain additional compliance and administrative support functions. Apex also provides fund accounting services to each Fund. The fees related to these services are included in Administration Fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex services agreement, each Fund pays Apex customary fees for its services.

The U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, All American Equity, Holmes Macro Trends, Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging Europe and China Region Funds compensate the Adviser at an annual rate of 0.05% of the average daily net assets of each Fund for administrative services provided, of which half is a fund-level fee and half is a class-level fee.

The Equity Funds in the Trust have adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 in which the Distributor is paid a fee at an annual rate of 0.25% of the average daily net assets of the Fund for sales and promotional services related to the distribution of shares.

The Adviser has voluntarily agreed to reimburse specific funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the period ended June 30, 2019, were limited as follows: U.S. Government Securities Ultra-Short Bond Fund at 0.45%, All American Equity Fund and Holmes Macro Trends Fund at 2.20%, Global Resources, World Precious Minerals, and Gold and Precious Metals Funds at 1.90%, Emerging Europe Fund at 2.85% and China Region Fund at 2.55%. These expense limitations are exclusive of any performance fee adjustments and will continue on a voluntary basis at the Adviser’s discretion. The Adviser may temporarily agree to additional reimbursements or limitations.

The Adviser has contractually limited the total operating expenses of the Near-Term Tax Free Fund at 0.45% on an annualized basis through April 30, 2020.

Apex is the transfer agent for the Funds. Each Fund’s share class pays an annual fee based on the number of shareholder accounts, certain base fees and transaction- and activity-based fees for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds.

Brown Brothers Harriman & Co. (BBH) serves as the custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis.

Notes to Financial Statements (unaudited)	June 30, 2019

Note 4: Investments

Cost of purchases and proceeds from sales of long-term securities for the period ended June 30, 2019, are summarized as follows:

Fund	Purchases	Sales
U.S. Government Securities Ultra-Short Bond	$4,528,749	$28,500,000
Near-Term Tax Free	7,330,920	8,253,400
All American Equity	16,228,800	16,535,165
Holmes Macro Trends	49,667,480	46,077,567
Global Resources	51,039,468	52,524,638
World Precious Minerals	4,207,166	9,970,834
Gold and Precious Metals	16,773,478	21,823,045
Emerging Europe	14,084,696	16,079,021
China Region	8,163,796	7,004,278

Note 5: Tax Information

The following table presents the income tax basis of securities owned at June 30, 2019, and the tax basis components of net unrealized appreciation (depreciation):

Fund	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Government Securities Ultra-Short Bond	$34,936,560	$13,760	$(4,150)	$9,610
Near-Term Tax Free	45,162,273	271,055	(56,854)	214,201
All American Equity	13,556,648	941,171	(780,790)	160,381
Holmes Macro Trends	34,633,193	3,106,117	(3,352,609)	(246,492)
Global Resources	108,080,987	5,778,912	(55,476,798)	(49,697,886)
World Precious Minerals	123,172,216	13,787,549	(67,513,818)	(53,726,269)
Gold and Precious Metals	84,453,636	24,172,477	(13,790,029)	10,382,448
Emerging Europe	27,701,310	6,453,924	(2,315,932)	4,137,992
China Region	13,012,598	2,392,015	(687,964)	1,704,051

As of December 31, 2018, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital and Other Losses
U.S. Government Securities Ultra-Short Bond	$–	$8,779	$4,864	$–
Near-Term Tax Free	3,383	–	–	(1,204,401)
All American Equity	–	266,282	–	–
Holmes Macro Trends	–	–	–	–
Global Resources	–	598,802	–	(216,537,463)
World Precious Minerals	–	–	–	(308,394,992)
Gold and Precious Metals	–	–	–	(93,012,206)
Emerging Europe	–	692,720	–	(21,642,346)
China Region	–	78,064	–	(413,099)

Notes to Financial Statements (unaudited)	June 30, 2019

Fund (continued)	Net Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total
U.S. Government Securities Ultra-Short Bond	$(20,145)	$(8,800)	$(15,302)
Near-Term Tax Free	(192,128)	(3,390)	(1,396,536)
All American Equity	(1,674,224)	–	(1,407,942)
Holmes Macro Trends	(3,881,236)	–	(3,881,236)
Global Resources	(69,249,955)	–	(285,188,616)
World Precious Minerals	(70,835,625)	–	(379,230,617)
Gold and Precious Metals	(6,110,332)	–	(99,122,538)
Emerging Europe	(2,690,804)	–	(23,640,430)
China Region	(1,273,308)	–	(1,608,343)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) for All American Equity, Holmes Macro Trends, Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging Europe and China Region Funds are attributable primarily to the tax deferral of losses on wash sales, investment in passive foreign investment companies (PFIC), section 988 forward currency contracts, and investments in grantor trusts.

Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended December 31, 2018, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below:

Fund	Distributable Earnings	Paid in Capital
U.S. Government Securities Ultra-Short Bond	$–	$–
Near-Term Tax Free	2,532	(2,532)
All American Equity	1	(1)
Holmes Macro Trends	260,111	(260,111)
Global Resources	1,413	(1,413)
World Precious Minerals	5,905,573	(5,905,573)
Gold and Precious Metals	150,507	(150,507)
Emerging Europe	15,445,946	(15,445,946)
China Region	(1)	1

The tax character of distributions paid during the fiscal year ended December 31, 2018, were as follows:

Fund	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
U.S. Government Securities Ultra-Short Bond	$–	$547,449	$–	$–	$547,449
Near-Term Tax Free	687,244	1,091	–	–	688,335
All American Equity	–	633,115	–	–	633,115
Holmes Macro Trends	–	4,744,187	31,039	–	4,775,226
Global Resources	–	2,788,594	–	–	2,788,594
World Precious Minerals	–	10,699,257	–	–	10,699,257
Gold and Precious Metals	–	1,486,190	–	–	1,486,190
Emerging Europe	–	–	–	–	–
China Region	–	134,447	257,470	–	391,917

Notes to Financial Statements (unaudited)	June 30, 2019

The tax character of distributions paid during the fiscal year ended December 31, 2017, were as follows:

Fund	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
U.S. Government Securities Ultra-Short Bond	$–	$356,650	$–	$–	$356,650
Near-Term Tax Free	960,480	9,834	–	–	970,314
All American Equity	–	11,077	–	–	11,077
Holmes Macro Trends	–	4,147,876	958,934	–	5,106,810
Global Resources	–	2,838,594	–	–	2,838,594
World Precious Minerals	–	26,492,504	–	–	26,492,504
Gold and Precious Metals	–	–	–	–	–
Emerging Europe	–	–	–	–	–
China Region	–	29,602	–	–	29,602

Capital loss carryforwards may be used to off set current or future taxable capital gains until expiration. The loss carryforwards and related expiration dates for each Fund, as of December 31, 2018, are as follows:

	No Expiration
Fund	Short-Term	Long-Term	Total
U.S. Government Securities Ultra-Short Bond	$–	$–	$–
Near-Term Tax Free	675,870	528,531	1,204,401
All American Equity	–	–	–
Holmes Macro Trends	–	–	–
Global Resources	155,390,162	61,147,301	216,537,463
World Precious Minerals	85,683,475	221,663,962	307,347,437
Gold and Precious Metals	42,304,736	50,669,742	92,974,478
Emerging Europe	11,925,933	9,716,413	21,642,346
China Region	–	–	–

During the year ended December 31, 2018, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

Fund
U.S. Government Securities Ultra-Short Bond	$658
All American Equity	588,634
Gold and Precious Metals	7,662,776
Emerging Europe	821,559
China Region	3,330,618

In accordance with tax rules, the following net capital losses and ordinary losses (currency and late year losses) incurred after October 31, within each Fund’s tax year, are deemed to arise on the first day of the Fund’s next tax year if the Fund elects to defer such losses.

The Funds elected to defer losses incurred after October 31, 2018, as follows:

Notes to Financial Statements (unaudited)	June 30, 2019

Fund	Post October 31, 2018 Capital Loss Deferral	Post October 31, 2018 Ordinary Loss Deferral
World Precious Minerals	$–	$1,047,555
Gold and Precious Metals	–	37,728
China Region	413,099	–

Note 6: Risks of Concentrations and Foreign Investments

The Near-Term Tax Free Fund may be exposed to risks related to concentration of investments in a particular state or geographic area. These investments present risks resulting from changes in economic conditions of the region or the issuer.

The Global Resources Fund concentrates its investments in the natural resources industries and may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries.

The World Precious Minerals and Gold and Precious Metals Funds concentrate their investments in gold and other precious metals and minerals and, therefore, may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The funds invest in securities that typically respond to changes in the price of gold and other precious metals and minerals, which can be influenced by a variety of global economic, financial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales. Fluctuations in the prices of gold and other precious metals and minerals will affect the market values of the securities held by these funds.

The Emerging Europe Fund invests more than 25% of its investments in companies principally engaged in the oil, gas or banking industries. Oil and gas companies are a large part of the Russian economy, and banks typically are a significant component of emerging market economics, such as those in Russia and other Eastern European countries. The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry.

The Emerging Europe Fund may be exposed to risks not typically associated with investment in the United States due to its concentration of investments in emerging markets. These risks include possible revaluation of currencies, less public information about companies, disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. Moreover, securities of many foreign issuers, including sovereign nations, and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. issuers.

The China Region Fund may be exposed to risks not typically associated with investments in the United States, due to its concentration of investments in foreign issuers in the region. These investments present risks resulting from disruptive political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.

Note 7: Credit Arrangements

Each of the Funds has an uncommitted credit facility with BBH. Borrowings of each Fund are collateralized by any or all of the securities held by BBH as the Fund’s custodian up

Notes to Financial Statements (unaudited)	June 30, 2019

to the amount of the borrowing. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2 percent. Each Fund has a maximum borrowing limit of 10 percent of qualified assets. The aggregate of borrowings by all Funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the credit facility during the period ended June 30, 2019.

Note 8: Commitments and Contingencies

In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.

Note 9: Subsequent Events

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Financial Highlights

U.S. Government Securities Ultra-Short Bond Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016		2015		2014
Net asset value, beginning of period	$2.00	$2.00	$2.00	$2.00		$2.00		$2.00
Investment Activities
Net investment income	0.02 *	0.02 *	0.01 *	0.01		0.01		0.01
Net realized and unrealized gain(a)	0.00	0.00	(0.00)	0.00		0.00		0.00
Total from investment activities	0.02	0.02	0.01	0.01		0.01		0.01
Distributions
From net investment income	(0.02)	(0.02)	(0.01)	(0.01)		(0.01)		(0.01)
From return of capital	–	–	–	(0.00	)(a)	–		–
From net realized gains	–	–	–	(0.00	)(a)	(0.00	)(a)	–
Net asset value, end of period	$2.00	$2.00	$2.00	$2.00		$2.00		$2.00

Total Return (b)	0.79%	1.15%	0.69%	0.47%		0.34%		0.36%
Ratios to Average Net Assets:
Net investment income	1.58%	1.14%	0.68%	0.43%		0.33%		0.35%
Total expenses	1.00%	0.99%	1.03%	1.00%		1.13%		1.07%
Expenses waived or reimbursed (c)	(0.55)%	(0.54)%	(0.58)%	(0.55)%		(0.68)%		(0.74)%
Net expenses (d)	0.45%	0.45%	0.45%	0.45%		0.45%		0.33%
Portfolio turnover rate	14%	32%	52%	18%		60%		33%
Net assets, end of period (in thousands)	$45,254	$47,290	$49,427	$56,794		$62,562		$64,020

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Year Ended December 31,
	2018	2017	2016	2015	2014
Ratios to Average Net Assets:
Expense offset	–	–	–	–	–

See accompanying notes to financial statements.

Financial Highlights

Near-Term Tax Free Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016		2015	2014
Net asset value, beginning of period	$2.20	$2.21	$2.21	$2.25		$2.25	$2.23
Investment Activities
Net investment income	0.01 *	0.03 *	0.03 *	0.03		0.03	0.05
Net realized and unrealized gain (loss)	0.01	(0.01)	–	(0.04)		0.00 (a)	0.02
Total from investment activities	0.02	0.02	0.03	(0.01)		0.03	0.07
Distributions
From net investment income	(0.01)	(0.03)	(0.03)	(0.03)		(0.03)	(0.05)
From return of capital	–	–	–	(0.00	)(a)	–	–
Net asset value, end of period	$2.21	$2.20	$2.21	$2.21		$2.25	$2.25
Total Return (b)	1.05%	0.73%	1.20%	(0.45)%		1.45%	3.07%
Ratios to Average Net Assets:
Net investment income	1.18%	1.17%	1.16%	1.25%		1.52%	2.13%
Total expenses	1.09%	1.01%	1.03%	0.97%		1.09%	1.08%
Expenses waived or reimbursed (c)	(0.64)%	(0.56)%	(0.58)%	(0.52)%		(0.64)%	(0.63)%
Net expenses (d)	0.45%	0.45%	0.45%	0.45%		0.45%	0.45%
Portfolio turnover rate	16%	16%	14%	33%		15%	12%
Net assets, end of period (in thousands)	$45,667	$49,914	$69,120	$95,301		$106,769	$89,595

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015		2014
Ratios to Average Net Assets:
Expense offset	(0.11)%	(0.07)%	(0.04)%	(0.02)%	–	(e)	–	(e)

(e)	Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Financial Highlights

All American Equity Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015		2014
Net asset value, beginning of period	$22.29	$24.90	$23.53	$23.60	$27.84		$32.18
Investment Activities
Net investment income (loss)	0.03 *	0.02 *	0.09 *	0.02	0.09		(0.16)
Net realized and unrealized gain (loss)	2.28	(1.55)	1.30	(0.05)	(1.23)		0.84
Total from investment activities	2.31	(1.53)	1.39	(0.03)	(1.14)		0.68
Distributions
From net investment income	–	(0.15)	(0.02)	(0.04)	(0.06)		–
From net realized gains	–	(0.93)	–	–	(3.04)		(5.02)
Short-Term Trading Fees*	–	–	–	0.00 (a)	0.00	(a)	0.00 (a)
Net asset value, end of period	$24.60	$22.29	$24.90	$23.53	$23.60		$27.84
Total Return (b)	10.36%	(6.07)%	5.90%	(0.14)%	(4.20)%		1.94%
Ratios to Average Net Assets:
Net investment income (loss)	0.26%	0.07%	0.38%	0.06%	0.31%		(0.54)%
Total expenses	2.12%	1.86%	1.79%	1.75%	1.94%		2.16%
Expenses waived or reimbursed (c)	(0.22)%	(0.07)%	(0.04)%	(0.02)%	(0.02)%		(0.03)%
Net expenses (d)	1.90%	1.79%	1.75%	1.73%	1.92%		2.13%
Portfolio turnover rate	128%	244%	346%	303%	109	%(e)	253%
Net assets, end of period (in thousands)	$13,972	$13,636	$15,932	$17,350	$19,117		$21,936

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015		2014
Ratios to Average Net Assets:
Expense offset	(0.22)%	(0.07)%	(0.04)%	(0.02)%	–	(f)	–	(f)

(e)	Excludes option transactions.
(f)	Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Financial Highlights

Holmes Macro Trends Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017		2016		2015		2014
Net asset value, beginning of period	$15.36	$19.52	$18.65		$18.59		$20.25		$24.24
Investment Activities
Net investment loss	(0.01)*	(0.06)*	(0.08	)*	(0.06)		(0.11)		(0.26)
Net realized and unrealized gain (loss)	1.63	(1.61)	3.66		1.68		(0.06)		(1.36)
Total from investment activities	1.62	(1.67)	3.58		1.62		(0.17)		(1.62)
Distributions
From net realized gains	–	(2.49)	(2.71)		(1.56)		(1.49)		(2.37)
Short-Term Trading Fees*	–	–	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)
Net asset value, end of period	$16.98	$15.36	$19.52		$18.65		$18.59		$20.25
Total Return (b)	10.55%	(8.28)%	19.17%		8.66%		(0.94)%		(6.74)%
Ratios to Average Net Assets:
Net investment loss	(0.16)%	(0.32)%	(0.41)%		(0.34)%		(0.55)%		(1.17)%
Total expenses	1.94%	1.77%	1.86%		1.67%		1.81%		1.94%
Expenses waived or reimbursed (c)	(0.28)%	(0.06)%	(0.04)%		–		–		–
Net expenses (d)	1.66%	1.71%	1.82%		1.67%		1.81%		1.94%
Portfolio turnover rate	149%	245%	264	%(e)	275	%(e)	320	%(e)	183	%(e)
Net assets, end of period (in thousands)	$36,231	$33,848	$41,597		$40,706		$41,135		$46,250

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015		2014
Ratios to Average Net Assets:
Expense offset	(0.28)%	(0.06)%	(0.04)%	(0.02)%	–	(f)	–	(f)

(e)	Excludes option transactions.
(f)	Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Financial Highlights

Global Resources Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017		2016		2015		2014
Net asset value, beginning of period	$4.33	$6.09	$5.25		$4.72		$6.67		$9.36
Investment Activities
Net investment income*	0.05	0.12	0.11		0.06		0.10		0.04
Net realized and unrealized gain (loss)	0.26	(1.67)	0.91		0.64	*	(2.00	)*	(2.73	)*
Total from investment activities	0.31	(1.55)	1.02		0.70		(1.90)		(2.69)
Distributions
From net investment income	–	(0.21)	(0.18)		(0.17)		(0.05)		–
Short-Term Trading Fees*	–	–	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)
Net asset value, end of period	$4.64	$4.33	$6.09		$5.25		$4.72		$6.67
Total Return (b)	7.16%	(25.48)%	19.57%		14.99%		(28.43)%		(28.74)%
Ratios to Average Net Assets:
Net investment income	2.05%	2.05%	1.94%		1.13%		1.72%		0.44%
Total expenses	1.65%	1.57%	1.61%		1.85%		1.58%		1.45%
Expenses waived or reimbursed (c)	(0.12)%	(0.06)%	(0.02)%		(0.01)%		(0.06)%		–	(d)
Net expenses (e)	1.53%	1.51%	1.59%		1.84%		1.52%		1.45%
Portfolio turnover rate (f)	90%	119%	131	%(g)	255	%(g)	445	%(g)	444	%(g)
Net assets, end of period (in thousands)	$60,821	$60,699	$95,747		$97,005		$98,126		$171,673

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	Effect on the expense ratio was not greater than 0.005%.
(e)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015		2014
Ratios to Average Net Assets:
Expense offset	(0.12)%	(0.05)%	(0.02)%	(0.01)%	–	(d)	–	(d)

(f)	Portfolio turnover is calculated at the fund level.
(g)	Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

World Precious Minerals Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017		2016		2015		2014
Net asset value, beginning of period	$2.70	$4.69	$6.35		$3.64		$4.75		$5.69
Investment Activities
Net investment loss*	(0.02)	(0.03)	(0.10)		(0.09)		(0.03)		(0.06)
Net realized and unrealized gain (loss)	0.19	(1.49)	(0.22)		2.82	*	(0.72	)*	(0.88	)*
Total from investment activities	0.17	(1.52)	(0.32)		2.73		(0.75)		(0.94)
Distributions
From net investment income	–	(0.47)	(1.34)		(0.02)		(0.36)		–
Short-Term Trading Fees*	–	–	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)
Net asset value, end of period	$2.87	$2.70	$4.69		$6.35		$3.64		$4.75
Total Return (b)	6.30%	(31.67)%	(4.16)%		75.08%		(15.64)%		(16.52)%
Ratios to Average Net Assets:
Net investment loss	(1.35)%	(0.77)%	(1.51)%		(1.28)%		(0.71)%		(0.91)%
Total expenses	1.61%	1.52%	1.84%		1.99%		1.96%		1.99%
Expenses waived or reimbursed (c)	(0.05)%	(0.04)%	(0.02)%		(0.04)%		(0.15)%		(0.03)%
Net expenses (d)	1.56%	1.48%	1.82%		1.95%		1.81%		1.96%
Portfolio turnover rate (e)	6%	55%	36	%(f)	136	%(f)	71	%(f)	61	%(f)
Net assets, end of period (in thousands)	$72,160	$69,117	$114,766		$137,338		$78,150		$103,413

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015		2014
Ratios to Average Net Assets:
Expense offset	(0.05)%	(0.03)%	(0.02)%	(0.01)%	–	(g)	–	(g)

(e)	Portfolio turnover is calculated at the fund level.
(f)	Excludes option transactions.
(g)	Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Financial Highlights

Gold and Precious Metals Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017		2016		2015		2014
Net asset value, beginning of period	$6.70	$7.96	$7.04		$4.89		$5.16		$6.00
Investment Activities
Net investment loss	(0.03)*	(0.06)*	(0.06	)*	(0.07)		(0.04)		(0.05)
Net realized and unrealized gain (loss)	1.33	(1.08)	0.98		2.28		(0.21)		(0.79)
Total from investment activities	1.30	(1.14)	0.92		2.21		(0.25)		(0.84)
Distributions From net investment income	–	(0.12)	–		(0.06)		(0.02)		–
Short-Term Trading Fees*	–	–	0.00	(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)
Net asset value, end of period	$8.00	$6.70	$7.96		$7.04		$4.89		$5.16
Total Return (b)	19.40%	(14.29)%	13.07%		45.36%		(4.78)%		(14.00)%
Ratios to Average Net Assets:
Net investment loss	(0.95)%	(0.87)%	(0.84)%		(1.02)%		(0.83)%		(0.67)%
Total expenses	1.71%	1.76%	1.68%		1.73%		2.13%		1.93%
Expenses waived or reimbursed (c)	(0.10)%	(0.06)%	(0.03)%		(0.02)%		(0.08)%		(0.05)%
Net expenses (d)	1.61%	1.70%	1.65%		1.71%		2.05%		1.88%
Portfolio turnover rate	19%	74%	67	%(e)	181	%(e)	106	%(e)	99	%(e)
Net assets, end of period (in thousands)	$102,460	$86,106	$100,740		$93,988		$58,298		$62,777

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015		2014
Ratios to Average Net Assets:
Expense offset	(0.10)%	(0.06)%	(0.03)%	(0.01)%	–	(f)	–	(f)

(e)	Excludes option transactions.
(f)	Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Financial Highlights

Emerging Europe Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017		2016		2015		2014
Net asset value, beginning of period	$6.05	$7.29	$5.94		$5.20		$6.56		$8.82
Investment Activities
Net investment income	0.10 *	0.14 *	0.08	*	0.07		0.04		0.06
Net realized and unrealized gain (loss)	1.00	(1.38)	1.27		0.67		(1.40)		(2.11)
Total from investment activities	1.10	(1.24)	1.35		0.74		(1.36)		(2.05)
Distributions
From net investment income	–	–	–		–		–		(0.21)
Short-Term Trading Fees*	–	–	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)
Net asset value, end of period	$7.15	$6.05	$7.29		$5.94		$5.20		$6.56
Total Return (b)	18.18%	(17.01)%	22.73%		14.23%		(20.73)%		(23.22)%
Ratios to Average Net Assets:
Net investment income	2.98%	2.05%	1.26%		1.19%		0.63%		0.23%
Total expenses	2.33%	2.43%	2.32%		2.31%		2.60%		2.28%
Expenses waived or reimbursed (c)	(0.11)%	(0.04)%	(0.02)%		–	(f)	–		–
Net expenses (d)	2.22%	2.39%	2.30%		2.31%		2.60%		2.28%
Portfolio turnover rate	46%	81%	97	%(e)	164	%(e)	137	%(e)	93	%(e)
Net assets, end of period (in thousands)	$33,862	$31,150	$45,302		$42,273		$44,666		$69,066

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016		2015		2014
Ratios to Average Net Assets:
Expense offset	(0.11)%	(0.03)%	(0.02)%	–	(f)	–	(f)	–	(f)

(e)	Excludes option transactions.
(f)	Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Financial Highlights

China Region Fund

For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017		2016		2015		2014
Net asset value, beginning of period	$7.56	$11.53	$7.32		$7.41		$8.20		$8.28
Investment Activities
Net investment income (loss)	0.05 *	0.10 *	(0.06	)*	0.01		0.02		0.00	(a)
Net realized and unrealized gain (loss)	1.13	(3.84)	4.28		(0.09)		(0.72)		(0.08)
Total from investment activities	1.18	(3.74)	4.22		(0.08)		(0.70)		(0.08)
Distributions
From net investment income	–	(0.08)	(0.01)		(0.01)		(0.09)		–
From net realized gains	–	(0.15)	–		–		–		–
Short-Term Trading Fees*	–	–	–		0.00	(a)	0.00	(a)	0.00	(a)
Net asset value, end of period	$8.74	$7.56	$11.53		$7.32		$7.41		$8.20
Total Return (b)	15.61%	(32.46)%	57.67%		(1.05)%		(8.60)%		(0.97)%
Ratios to Average Net Assets:
Net investment income (loss)	1.25%	0.96%	(0.60)%		0.12%		0.24%		0.08%
Total expenses	2.88%	2.66%	2.60%		2.74%		3.03%		2.94%
Expenses waived or reimbursed (c)	(0.63)%	(0.22)%	(0.09)%		(0.38)%		(0.51)%		(0.43)%
Net expenses (d)	2.25%	2.44%	2.51%		2.36%		2.52%		2.51%
Portfolio turnover rate	52%	109%	102	%(e)	165	%(e)	210	%(e)	235	%(e)
Net assets, end of period (in thousands)	$15,250	$13,253	$29,775		$16,510		$16,183		$21,008

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2019	Year Ended December 31,
	(unaudited)	2018	2017	2016	2015		2014
Ratios to Average Net Assets:
Expense offset	(0.15)%	(0.04)%	(0.05)%	(0.01)%	–	(f)	–	(f)

(e)	Excludes option transactions.
(f)	Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Additional Information (unaudited)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637). It also appears in the Funds’ statement of additional information (Form 485B), which can be found on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637) or accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Funds provide complete lists of holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the SEC on Form N-Q. The Funds’ Form N-Qs are available on the SEC’s website at http://www.sec. gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Example (unaudited)	June 30, 2019

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including short-term trading fees and exchange fees; and (2) ongoing costs, including management fees, distribution plan fees, shareholder reports (like this one), and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019) as indicated below.

●	Actual Expenses. The first line of the following table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

●	Hypothetical Example for Comparison Purposes. The second line of the following table for each fund provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct or transactional costs, such as small account, exchange or short-term trading fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct or transactional costs were included, your costs would have been higher.

Expense Example (unaudited)	June 30, 2019

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period*
U.S. Government Securities Ultra-Short Bond Fund
Based on Actual Fund Return	$1,000.00	$1,007.93	$2.24
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,022.56	$2.26
Near-Term Tax Free Fund
Based on Actual Fund Return	$1,000.00	$1,010.53	$2.24
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,022.56	$2.26
All American Equity Fund
Based on Actual Fund Return	$1,000.00	$1,103.60	$10.12
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,015.17	$9.69
Holmes Macro Trends Fund
Based on Actual Fund Return	$1,000.00	$1,105.50	$8.87
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,016.36	$8.50
Global Resources Fund Investor Class
Based on Actual Fund Return	$1,000.00	$1,071.60	$7.76
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,017.31	$7.55
World Precious Minerals Fund Investor Class
Based on Actual Fund Return	$1,000.00	$1,062.96	$7.93
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,017.11	$7.75
Gold and Precious Metals Fund
Based on Actual Fund Return	$1,000.00	$1,194.03	$8.98
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,016.61	$8.25
Emerging Europe Fund
Based on Actual Fund Return	$1,000.00	$1,181.82	$11.96
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,013.84	$11.03
China Region Fund
Based on Actual Fund Return	$1,000.00	$1,156.10	$11.92
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,013.74	$11.13

*	These calculations are based on expenses incurred in the most recent fiscal half-year. The Funds' Investor Class' annualized expense ratios (after reimbursements and offsets) for the six month period ended June 30, 2019, were 0.45%, 0.45%, 1.94%, 1.70%, 1.51%, 1.55%, 1.65%, 2.21% and 2.23%, respectively, for the U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, All American Equity, Holmes Macro Trends, Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging Europe and China Region Funds. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181, the number of days in the period, then divided by 365 days in the current fiscal year.

Rev. 08/2016

FACTS	WHAT DOES U.S. GLOBAL INVESTORS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•     Social Security number and account balances

•     retirement assets and checking account information

•     account transactions and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons U.S. Global Investors chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does U.S. Global Investors share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-US-FUNDS (1-800-873-8637) or go to www.usfunds.com

Who we are
Who is providing this notice?	U.S. Global Investors, Inc. and U.S. Global Investors Funds (collectively known as U.S. Global Investors)

What we do
How does U.S. Global Investors protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

How does U.S. Global Investors collect my personal information?

We collect your personal information, for example, when you

•    open an account or provide account information

•    make deposits or withdrawals from your account

•    make a wire transfer

•    tell us where to send the money

We also collect your personal information from other companies

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•    sharing for affiliates’ everyday business purposes — information about your creditworthiness

•    affiliates from using your information to market to you

•    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include U.S. Global Investors, Inc. and U.S. Global Investors Funds.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

•   Nonaffiliates we share personal information with include companies that perform marketing on our behalf, printing and mailing companies, and companies that service your account(s).

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • U.S. Global Investors doesn’t jointly market.

Apex Fund Services

3 Canal Plaza, Suite 600

Portland, ME 04101

Want to reduce paper waste? You can receive this report and other important documents electronically. Please visit www.usfunds.com and sign up at Access My Account. If you need further assistance, please call us at 800-873-8637.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant U.S. Global Investors Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 27, 2019

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 27, 2019